IDS
Life Series
Fund, Inc.


Offers seven portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.

References to "Fund" throughout the remainder of this semiannual report refer to Equity Portfolio, Equity Income Portfolio, Government Securities Portfolio,
Income Portfolio, International Equity Portfolio, Managed Portfolio and Money Market Portfolio, singularly or collectively as the context requires.



1999 SEMIANNUAL REPORT

AMERICAN EXPRESS Financial Advisors

Managed by IDSLife Insurance Company

CONTENTS

From the President                                          3

Equity Portfolio
From the Portfolio Manager                                  4
The 10 Largest Holdings                                     5

Equity Income Portfolio
From the Portfolio Manager                                  6
The 10 Largest Holdings                                     7

Government Securities Portfolio
From the Portfolio Manager                                  8

Income Portfolio
From the Portfolio Manager                                  9
The 10 Largest Holdings                                    10

International Equity Portfolio
From the Portfolio Manager                                 11
The 10 Largest Holdings                                    12

Managed Portfolio
From the Portfolio Managers                                13
The 10 Largest Holdings                                    14

Money Market Portfolio
From the Portfolio Manager                                 15

All Portfolios
Financial Statements                                       16
Notes to Financial Statements                              24
Investments in Securities                                  37

(picture of) Richard W. King
Richard W. King
President

From the President

Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the seven investment options of IDS Life Series Fund, Inc. with life insurance protection.

While you may allocate your policy's value among these portfolios, please note that all seven investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life and Variable Second-to-Die) policies.

For a review of portfolio performance during the first half of the fiscal year (May through October 1999), please consult the portfolio managers' letters that begin on the next page.

Sincerely,


Richard W. Kling
President

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager

Equity Portfolio

Sharp stock selection and a generally good environment for technology-related stocks set the stage for a substantial gain by the Portfolio during the first half of the fiscal year. For the six months -- May through October 1999 -- the Portfolio appreciated 23.09%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

It was feast or famine for the stock market and the Fund during the period, as investors went through several mood swings induced largely by changing perceptions regarding the outlook for inflation and interest rates. To illustrate, May was a weak month, but June turned out to be spectacular, as the Fund enjoyed a gain of about 12%. That was followed by two straight losing months, a moderate upturn in September, then another big gain in October to close out the period on a resoundingly positive note.

Much of the volatility resulted from the Fund's heavy emphasis on technology and telecommunications services/equipment stocks, two sectors that were subject to considerable price swings. But when they were good, they were very good. Several holdings, some of which are Internet-related, doubled and even tripled in value during the six months. Looking at other areas of investment, I kept healthy exposures to retailing and media, both of which made positive contributions overall. The financial services sector, on the other hand, was lackluster at best, and I reduced those holdings as the period progressed.

Among other investment strategies, I invested in many initial public stock offerings, which clearly enhanced portfolio performance. I also employed a small amount of derivatives -- specifically, put and call options -- to help establish or eliminate positions in relatively illiquid stocks. On the whole, this strategy also benefited performance.

The number of stocks in the portfolio increased somewhat during the period, roughly from 100 to 130 issues, as I continued to find attractive investment opportunities. I did, however, trim some larger stocks in order to maintain the focus on the mid-capitalization area.

Looking toward the next six months, the greatest portion of assets is still in the technology and telecommunications services/equipment sectors, which boast the best overall earnings growth in the American economy. While the investment volatility will almost surely stay with us, I'm optimistic about the potential for longer-term reward.


Louis Giglio

The 10 Largest Holdings

Equity Portfolio

                                         Percent                    Value
                                      (of net assets)      (as of Oct. 31, 1999)

 JDS Uniphase                              4.07%                 $50,062,499
 Univision Communications Cl A             3.11                   38,278,125
 VeriSign                                  3.01                   37,049,999
 Emulex                                    2.54                   31,187,499
 COLT Telecom Group ADR                    1.93                   23,700,000
 Cisco Systems                             1.89                   23,309,999
 Amdocs                                    1.74                   21,371,125
 Tiffany                                   1.45                   17,850,000
 Extreme Networks                          1.31                   16,062,500
 Fiserv                                    1.30                   16,000,000

For further detail about these holdings, please refer to the section entitled "Investments in securities."

(icon of) pie chart

                            The 10 holdings listed here
                            make up 22.35% of net assets

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

Equity Income Portfolio

In a difficult environment for the stock market, Equity Income Portfolio experienced a small decline in the first half of the fiscal year -- May through October 1999. For the period, the Portfolio lost 4.58%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

With the economy still humming along, inflation remaining under control and corporations reporting generally healthy profits, the stock market and the Fund gained ground through June. Especially encouraging was the fact "value" stocks, which form the foundation of the Fund's holdings, attracted more interest from investors than has usually been the case in recent years.

The mood of the market began to change in late June, though, as the Federal Reserve Board (the "Fed"), in an effort to cool off the economy and consequently avoid an increase in the inflation rate, decided to raise short-term interest rates slightly. The market briefly resisted the negative effect of the interest-rate increase, then went into a steady retreat that was reinforced by a second Fed rate hike in late August. Still, the period did end on a positive note, thanks to some reassuring data, especially on inflation. As a result, the market and the Fund enjoyed a healthy rebound in October.

Looking at the holdings, financial services stocks made up the biggest areas of investment for the Fund. On the whole, they generated mixed results as they were often hindered by the rise in interest rates.

As for other sectors, technology stocks were highly volatile, but made an overall positive contribution. Utility stocks also were affected by higher interest rates, but finished the period with a net gain. Energy-related stocks produced the best results, as they benefited from a run-up in the price of oil. Consumer-cyclical stocks, including retailers, were modestly positive performers. I made only small changes to the investment mix during the period, the most notable being an increase in technology holdings last summer. I subsequently reversed that shift in the fall.

With the second half of the fiscal year underway, the stock market is wrestling with a variety of often-conflicting factors: an economy that appears to remain quite strong, the possibility of higher inflation and higher interest rates, questions about the strength of corporate profits, a depreciating U.S. dollar and the ultimate effect of the Y2K computer situation. In light of the uncertainty, I plan to maintain a defensive investment approach that centers on stocks that have the potential to fare relatively well should the market find it difficult to make progress.


Kurt Winters


The 10 Largest Holdings

Equity Income Portfolio

                                                    Percent               Value
                                                (of net assets)    (as of Oct. 31, 1999)

 Citigroup                                            3.02%               $21,650
 American Intl Group                                  2.73                 19,558
 SBC Communications                                   2.52                 18,082
 Chevron                                              2.24                 16,071
 Morgan Stanley, Dean Witter, Discover & Co           2.23                 15,995
 Intl Paper                                           2.22                 15,945
 AT&T                                                 2.20                 15,755
 Mobil                                                2.19                 15,730
 Bank of America                                      2.08                 14,934
 CBS                                                  2.05                 14,692

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart

                          The 10 holdings listed here
                          make up 23.48% of net assets

(picture of) Colin Lundgren
Colin Lundgren
Portfolio manager

From the Portfolio Manager

Government Securities Portfolio

Bonds lost ground during the past six months as concerns about potentially higher inflation led to a rise in interest rates. For the Fund, the ultimate result was a loss of 0.67% during the first half of the fiscal year -- May through October 1999. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

With the economy still charging ahead, investors were unnerved at the outset of the period when data showed a modest rise in inflation. That uneasiness was soon reinforced by comments from the Federal Reserve Board (the "Fed"), indicating that it would increase short-term interest rates if it saw signs of increasing upward pressure on inflation. (By way of background, the Fed typically raises rates to slow down the economy and, consequently, keep inflation under control.) Investors quickly took those events as their cue to sell bonds, which in turn drove intermediate and long-term interest rates up and bond prices down.

The negative sentiment in the market continued through the summer, as the Fed followed up on its warning and raised rates in June and August. In addition, reports of higher wages and historically low employment added to the worry that inflation might soon be heading higher. Bond prices naturally reacted by retreating steadily. Finally, in September, some relief arrived in the form of data indicating somewhat slower economic growth and no meaningful increase in inflation. As a result, interest rates settled down and the bond market, as well as the Fund, were able to make up some lost ground before the period ended.

Because I expected interest rates to head higher over the six months, I kept a relatively short duration in the Fund. (Duration, a function of the average maturity of the holdings, largely determines how sensitive the Fund's value is to interest-rate fluctuations. In general, the shorter the duration, the less the sensitivity.) Beyond that, I kept the great majority of assets invested in mortgage-backed securities, which fared better than U.S. Treasury bonds. Late in the period, I shifted some money out of the mortgage-backed sector and into Treasuries, whose prices had reached attractively low levels.

Heading into the second half of the fiscal year, I think it's likely that we'll see interest rates move up moderately over the near term. Therefore, I plan to stay with a conservative investment approach that centers on a short duration, at least until there's evidence that the inflation/interest-rate environment is improving.


Colin Lundgren

(picture of) Lorraine R. Hart
Portfolio manager

From the Portfolio Manager

Income Portfolio

Rising interest rates made for a difficult investment environment during the past six months. Income Portfolio's performance reflected these conditions, as it experienced a loss of 1.17% in the first half of the fiscal year -- May through October 1999. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

After declining to remarkably low levels during the past two years, last spring inflation showed some signs that it might be picking up a bit. (Rising inflation is a bond investor's worst enemy, as it erodes the value of existing bonds.) That concern set a negative tone for the bond market that continued for most of the six months, driving down prices in the process.

The inflation threat evidently was also felt by the Federal Reserve Board (the "Fed"), which increased short-term interest rates slightly in June and again in August. (The Fed typically raises rates to cool off the economy and, consequently, head off a potential run-up in inflation.) Although the Fed left rates alone during September and October, cautionary comments from its chairman reinforced inflation concerns among bond investors.

To provide some protection against the rising-rate trend, I kept a shorter-than-average duration in the Fund. (Duration, a function of the average maturity of the holdings has a major effect on how sensitive a portfolio is to interest-rate changes. In general, the shorter the duration, the less the sensitivity.) While the duration strategy could not completely insulate the Fund from the overall downturn in bond prices, it did allow the value of the Fund to hold up relatively well. Also working in the Fund's favor was its minimal exposure to U.S. Treasury bonds, which were especially affected by the upturn in interest rates.

I kept the great majority of the Fund invested in the corporate, mortgage-backed and emerging-market sectors. The latter group, which consists of low-grade foreign bonds, made up about a quarter of the invested assets. They performed extremely well during the six months, as the economies of these smaller markets began to recover from the financial turmoil known as the "Asian flu" that had struck them in recent years.

Although the data have yet to provide conclusive evidence of higher inflation, the concern is still with us as the second half of the fiscal year begins. Therefore, I expect interest rates to drift moderately higher in the months ahead. Given that outlook, I plan to stick with a conservative investment approach that centers on a relatively short duration in the Fund.


Lorraine R. Hart

The 10 Largest Holdings

Income Portfolio

                                                          Percent                   Value
                                                       (of net assets)     (as of Oct. 31, 1999)

 California Infrastructure-Pacific Gas & Electric           .62%                   $583,156
6.15% 2002
 Delphes 2                                                  .60                     565,127
7.75% 2009
 PSINet                                                     .56                     525,000
11.50% 2008
 Comcast                                                    .55                     521,249
9.13% 2006
 Oryx Energy                                                .55                     517,162
8.13% 2005
 Kroger                                                     .54                     513,088
8.15% 2006
 Gulf Canada Resources                                      .54                     508,750
9.63% 2005
 Sanwa Finance Aruba                                        .54                     507,853
8.35% 2009
 Duke Capital                                               .54                     505,729
7.50% 2009
 Carlisle Companies                                         .53                     501,586
7.25% 2007

Excludes U.S. Treasury and government agency holdings.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities."

(icon of) pie chart

                          The 10 holdings listed here
                          make up 5.57% of net assets

(picture of) John O'Brien
John O'Brien
Portfolio manager

From the Portfolio Manager

International Equity Portfolio

It was an up-and-down six months for the major international stock markets, but, overall, it was a productive period. For the Fund, the result was a gain of 6.84% during the first half of the fiscal year -- May through October 1999. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period got off to a poor start, as increasing concern about a possible increase in the U.S. inflation rate sent many stock markets into retreat. As was the case for most of the six months, the situation was compounded by a decline in Europe's new common currency, the euro. (A decline in a local currency versus the dollar ultimately reduces returns for U.S.-based investors.)

Investors' moods improved during June and early July, though, thanks largely to new data showing a benign inflation environment. The result was healthy advances by the U.S. and European markets, whose returns were enhanced by a surprisingly strong improvement in the euro. Stocks then went into a slump through September, as two increases in short-term interest rates by the Federal Reserve here at home unnerved investors. But things finished on an up note, as the markets snapped back sharply in October.

As for the Fund, its performance generally followed that of the markets as a whole during the period. I kept the greatest portion of assets invested in Europe, chiefly in the United Kingdom, France and Germany. I also maintained a considerable exposure to the U.S. market. As the period progressed, I reduced the U.S. holdings and moved most of the cash created by the sales into the Japanese market, which, thanks in part to a rapidly appreciating yen, was a very strong performer over the six months.

Looking toward the second half of the fiscal year, European economies appear to still be on the growth track, while the outlook for corporate profits and the euro have improved. Therefore, I plan to continue the Fund's substantial exposure to that region. In Japan, there is early evidence of a sustainable economic recovery, complemented by a willingness on the part of companies to restructure their operations in an effort to make them more competitive in world markets and, ultimately, more profitable. In light of that, I may well add to the Fund's position there in the months ahead. Lastly, I plan to maintain a moderate exposure to the U.S. market, which, while the economy and corporate profits remain quite healthy, could be hampered by rising interest rates.


John O'Brien


The 10 Largest Holdings

International Equity Portfolio

                                                         Percent                Value
                                                     (of net assets)   (as of Oct. 31, 1999)

 United Kingdom Treasury (United Kingdom)                 3.85%             $12,233,772
   7.00% 2002
 General Electric (United Kingdom)                        3.77               11,960,632
 Ericsson (LM) Cl B (Sweden)                              3.73               11,832,893
 Mannesmann (Germany)                                     3.59               11,408,512
 Total Petroleum Cl B (France)                            3.21               10,201,753
 Fortis (Netherlands)                                     3.06                9,702,862
 Banque Natl de Paris (France)                            2.95                9,366,841
 Orange (United Kingdom)                                  2.92                9,265,818
 Bayer (Germany)                                          2.73                8,658,480
 Elf Aquitaine (France)                                   2.67                8,488,999

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

                             The 10 holdings listed here
                             make up 32.48% of net assets


(picture of) Doug Guffy
Doug Guffy
Portfolio manaager

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Managers

Managed Portfolio

A positive return by stocks overcame a downturn in bonds, enabling the Fund to post a gain for the first half of the fiscal year. For the period -- May through October 1999 -- the Fund's value increased 4.30%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The stock market experienced considerable volatility during the six months, as investors weighed the positive factors of a still-strong economy and generally good corporate profits against the negative forces of higher interest rates and a potential increase in the inflation rate. In the end, though, two sharp rallies by the market (in June and October) more than made up for the periodic retreats.

Leading the way for the market and the Fund were technology-related stocks, which easily comprised our largest area of investment. Among the best-performing sectors were communications equipment, cable television, computer networking, software, semiconductors and electronic equipment. Looking at other areas, retailing performed well for the Fund, while financial services was mixed and health care was weak.

The interest-rate trend took a toll on bonds for much of the six months. (Generally, rising rates depress bond prices.) Although inflation continued, for the most part, to be well-behaved, investors were dubious about what the future would bring, a feeling that was reinforced by two increases in short-term interest rates by the Federal Reserve Board. As for the Fund's bond holdings, U.S. Treasury bonds suffered the most, while high-grade corporate issues fared somewhat better.

Looking at the Fund's asset mix, during the six months stocks made up approximately 70% of the investments, with the rest in bonds. As for changes to the holdings, the most notable was an increase in exposure to technology-related stocks, some of which resulted from the addition of stocks as well as appreciation in the stocks we already held.

Heading into the second half of the fiscal year, a number of positive factors remain in place, particularly for the stock market. Therefore, we plan to maintain the emphasis on stocks, with technology-related issues making up the biggest portion of the investments.


Doug Guffy


Scott Schroepfer

The 10 Largest Holdings

Managed Portfolio

                                    Percent                     Value
                                (of net assets)         (as of Oct. 31, 1999)

 Microsoft                             3.86%                 $27,768,749
 MCI WorldCom                          3.58                   25,743,750
 General Electric                      3.39                   24,401,250
 Cisco Systems                         3.08                   22,200,000
 America Online                        2.70                   19,453,125
 Lucent Technologies                   2.52                   18,118,500
 Intel                                 1.93                   13,938,750
 Solectron                             1.88                   13,545,000
 MediaOne Group                        1.88                   13,501,875
 JDS Uniphase                          1.85                   13,350,000

For further detail about these holdings, please refer to the section entitled "Investments in securities."

(icon of) pie chart

                            The 10 holdings listed here
                            make up 26.67% of net assets

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

Money Market Portfolio

Short-term interest rates rose during the past six months, leading to a slight increase in the Fund's yield over the first half of the fiscal year -- May 1999 through October 1999. For the period, the Fund generated a total return of 2.28%, and its seven-day yield was 4.93%.* (The total return figure does not reflect expenses that apply to the variable subaccounts or to the policy.) In keeping with its objective, the Fund maintained a net asset value of $1 per share during this period. (An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

The economy remained healthy during the period, while unemployment remained at historically low levels. Inflation picked up a bit during the second quarter, causing some concern among investors that a new inflation trend might be emerging.

Evidently, the Federal Reserve Board (the "Fed") shared that concern, as it raised short-term interest rates a quarter point in June, then repeated the move in August. (By way of background, the Fed typically raises interest rates to cool off the economy and, therefore, bring down inflation.) By that time, new data suggested that upward pressures on inflation might be lessening, so the Fed decided to leave interest rates alone during the final two months of the period. The ultimate impact on the Fund was that the interest rates on the types of securities it invests in rose modestly over the final months of the period, resulting in a higher fund yield.

Normally, I keep the average maturity of the securities in the Fund in the 40- to 50-day range. But because I expected interest rates to rise, I brought the maturity down -- to about 33 days at period-end. The shorter maturity allowed me to take quicker advantage of the higher rates available on newly issued securities, which ultimately enhanced the Fund's yield. As always, the Fund remained invested in high-quality securities, largely top-rated commercial paper, (short-term securities issued by banks and corporations), complemented by U.S. government issues and bank letters of credit.

As the second half of the fiscal year begins, I continue to think we'll see somewhat higher short-term interest rates in the months ahead, more likely after the start of the new year. Given that outlook, I plan to keep the maturity shorter than average, at least for the near term.




Terry Fettig

* The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. This yield is based on the seven-day yield as of Oct. 31, 1999.


Financial Statements

Statements of assets and liabilities
IDS Life Series Fund, Inc.

                                                               Equity            Equity         Government          Income
                                                              Portfolio          Income         Securities         Portfolio
Oct. 31, 1999 (Unaudited)                                                       Portfolio        Portfolio

Assets
Investments in securities, at value (Note 1):
   (identified cost: $815,865,269; $608,476, $22,094,280
   and $97,118,379, respectively)                         $1,224,413,873        $622,186       $21,860,805       $92,873,999
Cash in bank on demand deposit                                        --         254,606           303,589           764,125
Receivable for investment securities sold                     18,511,689           2,343           614,070           560,977
Dividends and accrued interest receivable                         27,900             748           209,652         1,724,902
                                                                  ------             ---           -------         ---------
Total assets                                               1,242,953,462         879,883        22,988,116        95,924,003
                                                           -------------         -------        ----------        ----------
Liabilities
Disbursements in excess of cash on demand deposit                 84,429              --                --                --
Dividends payable to shareholders (Note 1)                            --             634            90,473           491,724
Payable for investment securities purchased                    9,008,100         162,184         1,064,680         1,035,523
Accrued investment management services fee                       547,904             294            12,068            52,434
Unrealized depreciation on foreign currency contracts
   held at value (Notes 1 and 5)                                      --              --                --             3,874
Other accrued expenses                                               605              43             2,465             8,674
Options contracts written, at value
   (premium received $1,938,907 for Equity Portfolio)(Note 6)  3,179,813              --                --                --
                                                               ---------          ------            ------             -----
Total liabilities                                             12,820,851         163,155         1,169,686         1,592,229
                                                              ----------         -------         ---------         ---------
Net assets applicable to outstanding capital stock        $1,230,132,611        $716,728       $21,818,430       $94,331,774
                                                          ==============        ========       ===========       ===========
Represented by
Capital stock-- $.001 par value (Note 1)                  $       35,952        $     75       $     2,235       $     9,975
Additional paid-in capital                                   822,536,456         706,952        22,312,384        99,933,092
Undistributed (excess of distributions over)
   net investment income                                      (2,452,835)             --           (10,510)           29,475
Accumulated net realized gain (loss)                           2,705,338          (4,009)         (252,204)       (1,392,528)
Unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                         407,307,700          13,710          (233,475)       (4,248,240)
                                                             -----------          ------          --------        ----------
Total -- representing net assets applicable to
   outstanding capital stock                              $1,230,132,611        $716,728       $21,818,430       $94,331,774
                                                          ==============        ========       ===========       ===========
Shares outstanding                                            35,951,764          75,179         2,235,194         9,974,540
                                                              ----------          ------         ---------         ---------
Net asset value per share of outstanding capital stock    $        34.22        $   9.53       $      9.76       $      9.46
                                                          --------------        --------       -----------       -----------

See accompanying notes to financial statements.


Statements of assets and liabilities (continued)
IDS Life Series Fund, Inc.

                                                                        International          Managed               Money
                                                                           Equity             Portfolio             Market
Oct. 31, 1999 (Unaudited)                                                 Portfolio                                Portfolio

Assets
Investments in securities, at value (Note 1):
   (identified cost: $265,529,231; $568,006,511 and
   $59,547,908, respectively)                                          $318,154,920         $721,083,794         $59,547,908
Cash in bank on demand deposit                                                   --              131,402              73,147
Receivable for investment securities sold                                 1,303,501            4,517,156                  --
Dividends and accrued interest receivable                                 1,370,495              820,312                  --
                                                                          ---------              -------
Total assets                                                            320,828,916          726,552,664          59,621,055
                                                                        -----------          -----------          ----------
Liabilities
Disbursements in excess of cash on demand deposit                           212,460                   --                  --
Dividends payable to shareholders (Note 1)                                  207,404            3,551,956             224,205
Payable for investment securities purchased                               2,732,604            1,889,862                  --
Accrued investment management services fee                                  229,324              372,785              23,136
Other accrued expenses                                                        4,703                5,972              32,637
Options contracts written, at value
   (premium received $973,990 for Managed Portfolio) (Note 6)                    --              834,375                  --
                                                                             ------              -------               -----
Total liabilities                                                         3,386,495            6,654,950             279,978
                                                                          ---------            ---------             -------
Net assets applicable to outstanding capital stock                     $317,442,421         $719,897,714         $59,341,077
                                                                       ============         ============         ===========
Represented by
Capital stock-- $.001 par value (Note 1)                               $     15,993         $     35,086              59,346
Additional paid-in capital                                              251,695,866          554,267,154          59,281,843
Undistributed (excess of distributions over) net investment income         (137,652)            (241,045)                993
Accumulated net realized gain (loss)                                     13,240,726           12,477,336              (1,105)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies (Note 7)  52,627,488          153,359,183                  --
                                                                         ----------          -----------            --------
Total -- representing net assets applicable to
   outstanding capital stock                                           $317,442,421         $719,897,714         $59,341,077
                                                                       ============         ============         ===========
Shares outstanding                                                       15,993,410           35,086,162          59,345,729
                                                                         ----------           ----------          ----------
Net asset value per share of outstanding capital stock                 $      19.85         $      20.52         $      1.00
                                                                       ------------         ------------         -----------


See accompanying notes to financial statements.


Statements of operations
IDS Life Series Fund, Inc.

                                                               Equity            Equity         Government          Income
                                                              Portfolio          Income         Securities         Portfolio
Six months ended Oct. 31, 1999 (Unaudited)                                      Portfolio        Portfolio

Investment income
Income:
Dividends                                                   $    565,330         $ 1,357         $      --       $        --
Interest                                                         758,237              --           656,674         3,505,008
   Less foreign taxes withheld                                   (13,347)             --                --              (229)
                                                                 -------                                                ----
Total income                                                   1,310,220           1,357           656,674         3,504,779
                                                               ---------           -----           -------         ---------
Expenses (Note 2):
Investment management and services fee                         3,692,812             645            76,756           334,886
Custodian fees                                                    30,159              --             6,492            10,308
Audit fees                                                         7,750              --             4,250             5,000
Directors fees                                                     1,443              --                30               129
Printing and postage                                              30,738              --               796             3,449
Other                                                              1,153              78             8,120             2,660
                                                                   -----              --             -----             -----
Total expenses                                                 3,764,055             723            96,444           356,432
   Less expenses voluntarily reimbursed by IDS Life                   --              --            (8,316)               --
                                                                   -----             ---            ------             -----
                                                               3,764,055             723            88,128           356,432
   Earnings credits on cash balances (Note 2)                     (1,000)             --            (1,350)           (3,563)
                                                                  ------             ---            ------            ------

Total expenses-- net                                           3,763,055             723            86,778           352,869
                                                               ---------             ---            ------           -------
Investment income (loss)-- net                                (2,452,835)            634           569,896         3,151,910
                                                              ----------             ---           -------         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                             91,780,691          (4,009)         (252,204)         (408,792)
   Foreign currency transactions                                  (6,764)             --                --               336
   Options contracts written (Note 6)                          2,977,846              --                --                --
                                                               ---------           -----             -----             -----
Net realized gain (loss) on investments                       94,751,773          (4,009)         (252,204)         (408,456)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         137,950,211          13,710          (472,260)       (3,897,329)
                                                             -----------          ------          --------        ----------
Net gain (loss) on investments and foreign currencies        232,701,984           9,701          (724,464)       (4,305,785)
                                                             -----------           -----          --------        ----------
Net increase (decrease) in net assets resulting
   from operations                                          $230,249,149         $10,335         $(154,568)      $(1,153,875)
                                                            ============         =======         =========       ===========


See accompanying notes to financial statements.


Statements of operations (continued)
IDS Life Series Fund, Inc.

                                                                        International          Managed               Money
                                                                           Equity             Portfolio             Market
Six months ended Oct. 31, 1999 (Unaudited)                                Portfolio                                Porfolio

Investment income
Income:
Dividends                                                               $ 2,249,700          $ 1,059,101          $       --
Interest                                                                    973,021            8,447,521           1,340,660
   Less foreign taxes withheld                                              (24,353)              (7,009)                 --
                                                                            -------               ------
Total income                                                              3,198,368            9,499,613           1,340,660
                                                                          ---------            ---------           ---------
Expenses (Note 2):
Investment management and services fee                                    1,396,653            2,407,414             130,065
Custodian fees                                                               68,440               45,228              12,620
Audit fees                                                                    6,250                7,250               3,750
Directors fees                                                                  405                  927                  66
Printing and postage                                                         10,384               29,007               2,654
Other                                                                           854                  517               8,277
                                                                                ---                  ---               -----
Total expenses                                                            1,482,986            2,490,343             157,432
   Earnings credits on cash balances (Note 2)                                (1,507)              (4,741)             (1,298)
                                                                             ------               ------              ------
Total expenses-- net                                                      1,481,479            2,485,602             156,134
                                                                          ---------            ---------             -------
Investment income (loss)-- net                                            1,716,889            7,014,011           1,184,526
                                                                          ---------            ---------           ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactons (Note 3)                                         13,195,168           12,198,426                (111)
   Financial futures contracts                                                   --             (378,537)                 --
   Foreign currency transactions                                            104,896              (11,013)                 --
   Options contracts written (Note 6)                                            --              429,879                  --
                                                                             ------              -------               -----
Net realized gain (loss) on investments                                  13,300,064           12,238,755                (111)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                      5,091,452           10,648,242                  --
                                                                          ---------           ----------              ------
Net gain (loss) on investments and foreign currencies                    18,391,516           22,886,997                (111)
                                                                         ----------           ----------                ----
Net increase (decrease) in net assets resulting
   from operations                                                      $20,108,405          $29,901,008          $1,184,415
                                                                        ===========          ===========          ==========

See accompanying notes to financial statements.


Statements of changes in net assets

IDS Life Series Fund, Inc.

                                                                                                               Equity Income
                                                                           Equity Portfolio                      Portfolio
                                                                                                                Period from

                                                                Oct. 31, 1999           April 30, 1999       June 17, 1999* to
                                                               Six months ended           Year ended           Oct. 31, 1999
                                                                  (Unaudited)                                   (Unaudited)

Operations and distributions
Investment income (loss)-- net                                 $   (2,452,835)          $ (2,248,262)             $    634
Net realized gain (loss) on investments                            94,751,773            (88,124,536)               (4,009)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                137,950,211             73,036,482                13,710
                                                                  -----------             ----------                ------
Net increase (decrease) in net assets resulting
   from operations                                                230,249,149            (17,336,316)               10,335
                                                                  -----------            -----------                ------
Distributions to shareholders from:
   Net investment income                                                   --                     --                  (634)
   Net realized gain                                                       --           (139,606,605)                   --
                                                                       ------           ------------                   ---
Total distributions                                                        --           (139,606,605)                 (634)
                                                                       ------           ------------                  ----
 Capital share transactions (Note 4)
Proceeds from sales                                                32,288,691             96,248,573               711,965
Reinvested distributions at net asset value                                --            139,606,605                    --
Payments for redemptions                                          (21,341,869)           (23,792,543)               (4,938)
                                                                  -----------            -----------                ------
Increase (decrease) in net assets from capital share transactions  10,946,822            212,062,635               707,027
                                                                   ----------            -----------               -------
Total increase (decrease) in net assets                           241,195,971             55,119,714               716,728
Net assets at beginning of period                                 988,936,640            933,816,926                    --
                                                                  -----------            -----------
Net assets at end of period                                    $1,230,132,611           $988,936,640              $716,728
                                                               ==============           ============              ========
*Commencement of operations.

See accompanying notes to financial statements.


Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.

                                                 Government Securities Portfolio                 Income Portfolio
                                               Oct. 31, 1999      April 30, 1999        Oct. 31, 1999       April 30, 1999
                                              Six months ended      Year ended         Six months ended       Year ended
                                                 (Unaudited)                              (Unaudited)

Operations and distributions
Investment income (loss)-- net                $   569,896          $   860,744           $ 3,151,910         $ 5,993,442
Net realized gain (loss) on investments          (252,204)              89,785              (408,456)           (966,610)
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                            (472,260)            (134,841)           (3,897,329)         (1,882,801)
                                                 --------             --------            ----------          ----------
Net increase (decrease) in net assets
   resulting from operations                     (154,568)             815,688            (1,153,875)          3,144,031
                                                 --------              -------            ----------           ---------
Distributions to shareholders from:
   Net investment income                         (576,536)            (854,104)           (3,146,404)         (5,993,479)
   Net realized gain                              (85,580)            (130,692)                   --            (589,189)
                                                  -------             --------                ------            --------
Total distributions                              (662,116)            (984,796)           (3,146,404)         (6,582,668)
                                                 --------             --------            ----------          ----------
 Capital share transactions (Note 4)
Proceeds from sales                             2,683,755            9,394,678             3,844,685          17,071,293
Reinvested distributions at net asset value       662,116              984,796             3,146,404           6,582,668
Payments for redemptions                       (2,646,167)          (2,881,530)           (5,937,499)         (5,410,142)
                                               ----------           ----------            ----------          ----------
Increase (decrease) in net assets from
   capital share transactions                     699,704            7,497,944             1,053,590          18,243,819
                                                  -------            ---------             ---------          ----------
Total increase (decrease) in net assets          (116,980)           7,328,836            (3,246,689)         14,805,182
Net assets at beginning of period              21,935,410           14,606,574            97,578,463          82,773,281
                                               ----------           ----------            ----------          ----------
Net assets at end of period                   $21,818,430          $21,935,410           $94,331,774         $97,578,463
                                              ===========          ===========           ===========         ===========
Undistributed (excess of distributions
   over) net investment income                $   (10,510)         $    (3,870)          $    29,475         $    23,969
                                              -----------          -----------           -----------         -----------

See accompanying notes to financial statements.


Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.

                                               International Equity Portfolio                   Managed Portfolio
                                             Oct. 31, 1999        April 30, 1999       Oct. 31, 1999      April 30, 1999
                                            Six months ended        Year ended        Six months ended      Year ended
                                               (Unaudited)                               (Unaudited)

Operations and distributions
Investment income (loss)-- net               $  1,716,889         $  2,451,845          $  7,014,011        $ 13,435,735
Net realized gain (loss) on investments        13,300,064            5,306,165            12,238,755           7,742,665
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities
   in foreign currencies                        5,091,452           13,907,417            10,648,242          44,855,676
                                                ---------           ----------            ----------          ----------
Net increase (decrease) in net assets
   resulting from operations                   20,108,405           21,665,427            29,901,008          66,034,076
                                               ----------           ----------            ----------          ----------
Distributions to shareholders from:
   Net investment income                       (1,853,708)          (2,272,892)           (7,000,539)        (13,365,384)
   Net realized gain                           (5,453,188)          (7,835,052)           (7,076,700)        (36,482,550)
                                               ----------           ----------            ----------         -----------
Total distributions                            (7,306,896)         (10,107,944)          (14,077,239)        (49,847,934)
                                               ----------          -----------           -----------         -----------
 Capital share transactions (Note 4)
Proceeds from sales                            17,830,146           47,763,156            20,801,848          54,815,469
Reinvested distributions at net asset value     7,306,896           10,107,944            14,077,239          49,847,934
Payments for redemptions                       (3,497,369)          (4,000,061)          (15,959,021)        (16,393,026)
                                               ----------           ----------           -----------         -----------
Increase (decrease) in net assets from
   capital share transactions                  21,639,673           53,871,039            18,920,066          88,270,377
                                               ----------           ----------            ----------          ----------
Total increase (decrease) in net assets        34,441,182           65,428,522            34,743,835         104,456,519
Net assets at beginning of period             283,001,239          217,572,717           685,153,879         580,697,360
                                              -----------          -----------           -----------         -----------
Net assets at end of period                  $317,442,421         $283,001,239          $719,897,714        $685,153,879
                                             ============         ============          ============        ============
Undistributed (excess of distributions
   over) net investment income               $   (137,652)        $       (833)         $   (241,045)       $   (254,517)
                                             ------------         ------------          ------------        ------------

See accompanying notes to financial statements.


Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.

                                                                                            Money Market Portfolio
                                                                                     Oct. 31, 1999        April 30, 1999
                                                                                   Six months ended         Year ended
                                                                                      (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                        $ 1,184,526            $ 1,766,572
Net realized gain (loss) on investments                                                      (111)                   (25)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                          --                     --
                                                                                           ------                 ------
Net increase (decrease) in net assets resulting from operations                         1,184,415              1,766,547
                                                                                        ---------              ---------
Distributions to shareholders from:
   Net investment income                                                               (1,186,633)            (1,763,472)
                                                                                       ----------             ----------
Capital share transactions (Note 4)
Proceeds from sales                                                                    20,323,329             26,717,943
Reinvested distributions at net asset value                                             1,186,633              1,763,472
Payments for redemptions                                                               (7,730,607)           (17,293,901)
                                                                                       ----------            -----------
Increase (decrease) in net assets from capital share transactions                      13,779,355             11,187,514
                                                                                       ----------             ----------
Total increase (decrease) in net assets                                                13,777,137             11,190,589
Net assets at beginning of period                                                      45,563,940             34,373,351
                                                                                       ----------             ----------
Net assets at end of period                                                           $59,341,077            $45,563,940
                                                                                      ===========            ===========
Undistributed net investment income                                                   $       993            $     3,100
                                                                                      -----------            -----------

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited as to Oct. 31, 1999)

IDS Life Series Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Life Series Fund, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 10 billion authorized shares of capital stock and the primary investments are as follows:

   Equity Portfolio primarily invests in U.S. common stocks and securities convertible into common stock;

   Equity Income Portfolio primarily invests in U.S. common stocks that provide steady dividend income;

   Government Securities Portfolio primarily invests in securities issued or guaranteed as to principal and interest by the U.S. government units;

   Income Portfolio primarily invests in investment grade corporate bonds and government securities;

   International Equity Portfolio primarily invests in common stocks of foreign issuers.

   Managed Portfolio primarily invests in a combination of equity and debt securities;

   Money Market Portfolio primarily invests in high-quality, short-term debt securities;

Shares of each Fund are sold to IDS Life Insurance Company (IDS Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

The Fund's significant accounting policies are summarized as follows:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in the Fund, except Money Market Portfolio, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund, except Money Market Portfolio, may buy and sell put or call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund, except Money Market Portfolio, may buy and sell financial future contracts. Risks of entering into future contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statements of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund, except Money Market Portfolio, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Oct. 31, 1999, investments in securities for Equity Portfolio included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Oct. 31, 1999 was $5,000,000 representing 0.4% of net assets for Equity Portfolio. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Oct. 31, 1999, Government Securities Portfolio had entered into outstanding when-issued or forward-commitments of $449,052.

Federal income taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Fund.

Dividends to shareholders

As of Oct. 31, 1999, dividends declared for each Fund payable Nov. 1, 1999 are as follows:

Equity Portfolio                              $.000
Equity Income Portfolio                       $.008
Government Securities Portfolio               $.040
Income Portfolio                              $.051
International Equity Portfolio                $.013
Managed Portfolio                             $.101
Money Market Portfolio                        $.004

Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for the Government Securities, Income and Money Market Portfolios and declared and distributed quarterly for the Equity, Equity Income, International Equity and Managed Portfolios. Capital gain distributions, when available, will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. INVESTMENT MANAGEMENT AND SERVICES AGREEMENT

The Fund has an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of each Fund. The fee is 0.70% on an annual basis for Equity, Equity Income, Government Securities, Income, and Managed Securities Portfolios. For International Equity Portfolio the fee is 0.95% on an annual basis. For Money Market Portfolio the fee is 0.5% on an annual basis.

IDS Life and American Express Financial Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express Financial Corporation a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Equity Income, Government Securities, Income, Managed and Money Market Securities Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

In addition to paying its own management fee, the Fund also pays its taxes, brokerage commissions and other non-advisory expenses. Expenses that relate to a particular Fund, such as custodian fees and registration fees for shares, are paid by that Fund. Other expenses are allocated to the Fund in an equitable manner as determined by the Fund's board. Each Fund also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

IDS Life has voluntarily agreed to reimburse each Fund for non-advisory expenses which exceed 0.1% on an annual basis of average daily net assets of each Fund.

During the six months ended Oct. 31, 1999, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                     Reduction

Equity Portfolio                           $1,000
Government Securities Portfolio             1,350
Income Portfolio                            3,563
International Equity Portfolio              1,507
Managed Portfolio                           4,741
Money Market Portfolio                      1,298

3. SECURITIES TRANSACTIONS

For the six months ended Oct. 31, 1999, cost of purchases and proceeds from sales of securities aggregated, respectively, $143,773,363 and $75,780,474 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                   Purchases            Proceeds

Equity Portfolio                     $700,085,388        $663,894,784
Equity Income Portfolio*                  649,494              37,009
Government Securities Portfolio        18,030,772          18,389,877
Income Portfolio                       18,549,526          14,290,671
International Equity Portfolio        138,605,200          99,927,653
Managed Portfolio                     173,184,392         148,817,789

*For the period from June 17, 1999 (commencement of operations)to Oct. 31, 1999.

Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $459, $3 and $900 for Equity Portfolio, Equity Income Portfolio and Managed Portfolio, respectively, for the six months ended Oct. 31, 1999.


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                       Six months ended Oct. 31, 1999
                                         Equity       Equity    Government   Income    International   Managed      Money
                                       Portfolio      Income    Securities  Portfolio      Equity     Portfolio     Market
                                                    Portfolio*   Portfolio                Portfolio               Portfolio

Sold                                   1,093,026     75,693      272,247     400,461       934,243   1,047,083   20,325,134
Issued for reinvested distributions           --         --       67,416     327,007       378,630   1,099,746    1,186,776
Redeemed                                (716,974)      (514)    (269,921)   (619,424)     (181,839) (1,185,301)  (7,731,340)
                                        --------       ----     --------    --------      --------  ----------   ----------
Net increase (decrease)                  376,052     75,179       69,742     108,044     1,131,034     961,528   13,780,570

*For the period from June 17, 1999 (commencement of operations) to Oct. 31, 1999.

                                                                       Year ended April 30, 1999
                                         Equity       Equity    Government   Income    International   Managed      Money
                                        Portfolio     Income    Securities  Portfolio      Equity     Portfolio     Market
                                                     Portfolio   Portfolio                Portfolio               Portfolio

Sold                                   3,674,588         --      914,617   1,697,801     2,679,831   2,965,062   26,720,544
Issued for reinvested distributions    5,307,274         --       95,971     655,205       534,400   2,729,787    1,763,642
Redeemed                                (902,671)        --     (280,555)   (539,281)     (219,595)   (883,671) (17,295,607)
                                        --------                --------    --------      --------    --------  -----------
Net increase (decrease)                8,079,191         --      730,033   1,813,725     2,994,636   4,811,178   11,188,579

5. FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 1999, Income Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                   Currency to      Currency to      Unrealized      Unrealized
Exchange date     be delivered      be received     appreciation    depreciation

Dec. 29, 1999        324,000           3,121             $--             $17
                  Japanese Yen      U.S. Dollar

June 27, 2000        324,000           3,213             --               16
                  Japanese Yen      U.S. Dollar

Dec. 27, 2000        324,000           3,307             --               21
                  Japanese Yen      U.S. Dollar

June 27, 2001        324,000           3,401             --               33
                  Japanese Yen      U.S. Dollar

Dec. 27, 2001      40,324,000         436,407            --            3,787
                  Japanese Yen      U.S. Dollar

Total                                                    $--          $3,874

6. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written by Equity Portfolio are as follows:

                                       Six months ended Oct. 31, 1999

                                     Puts                          Calls
                           Contracts       Premium       Contracts      Premium

Balance April 30, 1999        400          $55,375        3,300      $2,143,606
Opened                      4,760        1,223,167       10,885       5,284,782
Closed                     (2,510)        (590,864)      (5,000)     (3,435,199)
Exercised                    (192)         (69,709)      (3,500)     (1,676,694)
Expired                    (1,108)        (315,454)      (2,640)       (680,103)
                           ------         --------       ------        --------
Balance Oct. 31, 1999       1,350         $302,515        3,045      $1,636,392

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by Managed Portfolio are as follows:

                                      Six months ended Oct. 31, 1999

                                                   Calls

                                     Contracts               Premium

Balance April 30, 1999                   --                      $--
Opened                               11,400                1,899,783
Closed                               (2,100)                (576,181)
Expired                              (3,600)                (349,612)
                                     ------                 --------
Balance Oct. 31, 1999                 5,700                 $973,990

See "Summary of significant accounting policies."

7. STOCK INDEX FUTURES CONTRACTS

As of Oct. 31, 1999, investments in securities for Managed Portfolio included securities valued at $1,231,026 that were pledged as collateral to cover initial margin deposits on 44 open purchase contracts. The market value of the open purchase contracts as of Oct. 31, 1999 was $15,138,200 with a net unrealized gain of $142,824. See "Summary of significant accounting policies"

8. CAPITAL LOSS CARRYOVER

For federal income tax purposes, Equity Portfolio and Income Portfolio have capital loss carryovers of $91,910,864 and $979,456, respectively, as of April 30, 1999, that will expire in 2007 for Equity Portfolio and 2007-2008 for Income Portfolio if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.


9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

Equity Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                      1999b             1999             1998              1997              1996

Net asset value, beginning of period                $27.80            $33.96           $23.52            $29.34            $20.05

Income from investment operations:
Net investment income (loss)                          (.07)             (.06)            (.08)              .05               .03

Net gains (losses) (both realized and unrealized)     6.49             (1.17)           11.55             (1.34)             9.30

Total from investment operations                      6.42             (1.23)           11.47             (1.29)             9.33

Less distributions:
Dividends from net investment income                    --                --               --              (.05)             (.03)

Distributions from realized gains                       --             (4.93)           (1.03)            (4.48)             (.01)

Total distributions                                     --             (4.93)           (1.03)            (4.53)             (.04)

Net asset value, end of period                      $34.22            $27.80           $33.96            $23.52            $29.34
 Ratios/supplemental data

Net assets, end of period (in thousands)        $1,230,133          $988,937         $933,817          $551,518          $448,412

Ratio of expenses to average daily net assetse        .71%c             .73%             .72%              .76%              .76%

Ratio of net investment income (loss)
to average daily net assets                          (.46%)c           (.26%)           (.29%)             .21%              .15%

Portfolio turnover rate
(excluding short-term securities)                      64%              130%             147%              231%              184%

Total returnd                                       23.09%            (2.80%)          49.52%            (3.66%)           46.63%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses  that apply to the  subaccounts  or the policies.
e For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

Equity Income Portfolio

For the period ended Oct. 31,

Per share income and capital changesa

                                                    1999b

Net asset value, beginning of period              $10.00

Income from investment operations:
Net investment income (loss)                         .01

Net gains (losses) (both realized and unrealized)   (.47)

Total from investment operations                    (.46)

Less distributions:
Dividends from net investment income                (.01)

Net asset value, end of period                     $9.53

Ratios/supplemental data
Net assets, end of period (in thousands)            $717

Ratio of expenses to average daily net assetse      .78%c

Ratio of net investment income (loss)
to average daily net assets                         .69%c

Portfolio turnover rate
(excluding short-term securities)                    13%

Total returnd                                     (4.58%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b For the period from June 17, 1999 (commencement of operatons) to Oct. 31, 1999
  (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses  that apply to the  subaccounts  or the policies.
e For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


Government Securities Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                      1999b             1999             1998              1997              1996

Net asset value, beginning of period                $10.13            $10.18            $9.87             $9.98             $9.85

Income from investment operations:
Net investment income (loss)                           .25               .53              .56               .59               .61

Net gains (losses) (both realized and unrealized)     (.32)              .04              .42              (.03)              .13

Total from investment operations                      (.07)              .57              .98               .56               .74

Less distributions:
Dividends from net investment income                  (.26)             (.53)            (.56)             (.59)             (.61)

Distributions from realized gains                     (.04)             (.09)            (.11)             (.08)               --

Total distributions                                   (.30)             (.62)            (.67)             (.67)             (.61)

Net asset value, end of period                       $9.76            $10.13           $10.18             $9.87             $9.98

Ratios/supplemental data
Net assets, end of period (in thousands)           $21,818           $21,935          $14,607           $13,377           $12,464

Ratio of expenses to average daily net assetsd,f      .80%c             .80%             .80%              .80%              .80%

Ratio of net investment income (loss)
to average daily net assets                          5.20%c            5.19%            5.57%             5.88%             5.98%

Portfolio turnover rate
(excluding short-term securities)                      92%               89%              82%               62%               38%

Total returne                                        (.67%)            5.73%           10.11%             5.83%             7.45%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d IDS Life voluntarily limited total operating expenses to 0.80% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.88% for the six months ended Oct. 31, 1999, 0.87%, 0.89%, 0.85%, and 0.88% for the years ended April 30, 1999, 1998, 1997, and 1996, respectively.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.
f For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


Income Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                   1999b             1999             1998              1997              1996

Net asset value, beginning of period              $9.89            $10.28           $10.03             $9.93             $9.64

Income from investment operations:
Net investment income (loss)                        .32               .67              .69               .68               .68

Net gains (losses) (both realized and unrealized)  (.43)             (.32)             .29               .10               .29

Total from investment operations                   (.11)              .35              .98               .78               .97

Less distributions:
Dividends from net investment income               (.32)             (.67)            (.69)             (.68)             (.68)

Distributions from realized gains                    --              (.07)            (.04)               --                --

Total distributions                                (.32)             (.74)            (.73)             (.68)             (.68)

Net asset value, end of period                    $9.46             $9.89           $10.28            $10.03             $9.93

Ratios/supplemental data
Net assets, end of period (in thousands)        $94,332           $97,578          $82,773           $66,745           $54,976

Ratio of expenses to average daily net assetse     .75%c             .75%             .74%              .80%              .80%

Ratio of net investment income (loss)
to average daily net assets                       6.59%c            6.65%            6.69%             6.73%             6.72%

Portfolio turnover rate
(excluding short-term securities)                   16%               22%              94%              106%               36%

Total returnd                                    (1.17%)            3.52%            9.97%             8.08%            10.03%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses  that apply to the  subaccounts  or the policies.
e For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

International Equity Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                    1999b             1999             1998              1997              1996

Net asset value, beginning of period              $19.04            $18.33           $14.73            $16.35            $10.29

Income from investment operations:
Net investment income (loss)                         .11               .18              .08               .14               .11

Net gains (losses) (both realized and unrealized)   1.18              1.32             4.06              (.24)             6.08

Total from investment operations                    1.29              1.50             4.14              (.10)             6.19

Less distributions:
Dividends from net investment income                (.12)             (.17)            (.07)             (.15)             (.13)

Excess distributions from net investment income       --                --             (.05)               --                --

Distributions from realized gains                   (.36)             (.62)            (.42)            (1.37)               --

Total distributions                                 (.48)             (.79)            (.54)            (1.52)             (.13)

Net asset value, end of period                    $19.85            $19.04           $18.33            $14.73            $16.35

Ratios/supplemental data
Net assets, end of period (in thousands)        $317,442          $283,001         $217,573          $125,874           $52,061

Ratio of expenses to average daily net assetsd,f   1.01%c            1.05%            1.05%             1.05%             1.05%

Ratio of net investment income (loss)
to average daily net assets                        1.17%c            1.01%             .49%              .73%              .92%

Portfolio turnover rate
(excluding short-term securities)                    37%               67%             172%              151%              172%

Total returne                                      6.84%             8.27%           28.41%             (.54%)           60.47%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 1.06%, 1.22%, 1.32% and 1.76% for the periods ended April 30, 1998, 1997, 1996 and
1995, respectively.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.
f For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


Managed Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                    1999b             1999             1998              1997              1996

Net asset value, beginning of period               20.08            $19.81           $17.16            $16.49            $14.11

Income from investment operations:
Net investment income (loss)                          --               .41              .47               .57               .57

Net gains (losses) (both realized and unrealized)    .85              1.49             3.92              1.37              2.51

Total from investment operations                     .85              1.90             4.39              1.94              3.08

Less distributions:
Dividends from net investment income                (.20)             (.41)            (.47)             (.57)             (.57)

Distributions from realized gains                   (.21)            (1.22)           (1.27)             (.70)             (.13)

Total distributions                                 (.41)            (1.63)           (1.74)            (1.27)             (.70)

Net asset value, end of period                    $20.52            $20.08           $19.81            $17.16            $16.49

Ratios/supplemental data
Net assets, end of period (in thousands)        $719,898          $685,154         $580,697          $410,737          $316,732

Ratio of expenses to average daily net assetse      .72%c             .74%             .72%              .75%              .78%

Ratio of net investment income (loss)
to average daily net assets                        2.04%c            2.23%            2.60%             3.46%             3.73%

Portfolio turnover rate
(excluding short-term securities)                    23%               96%             112%              100%               83%

Total returnd                                      4.30%            10.52%           26.70%            12.45%            22.28%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses  that apply to the  subaccounts  or the policies.
e For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


Money Market Portfolio

Fiscal period ended April 30,

Per share income and capital changesa

                                                      1999b             1999             1998              1997              1996

Net asset value, beginning of period                 $1.00             $1.00            $1.00             $1.00             $1.00

Income from investment operations:
Net investment income (loss)                           .02               .05              .05               .05               .05

Less distributions:
Dividends from net investment income                  (.02)             (.05)            (.05)             (.05)             (.05)

Net asset value, end of period                       $1.00             $1.00            $1.00             $1.00             $1.00

Ratios/supplemental data
Net assets, end of period (in thousands)           $59,341           $45,564          $34,373           $28,546           $14,318

Ratio of expenses to average daily net assetsc,f      .60%d             .60%             .60%              .60%              .60%

Ratio of net investment income (loss)
to average daily net assets                          4.55%d            4.72%            5.04%             4.81%             5.04%

Total returne                                        2.28%             4.84%            5.16%             4.91%             5.13%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 1999 (Unaudited).
c IDS Life voluntarily limited total operating expenses to 0.60% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.64%, 0.73%, 0.77% and 0.71% for the years ended April 30, 1998, 1997, 1996 and 1995, respectively.
d Adjusted to an annual basis.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.
f For the six months ended Oct. 31, 1999, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

Investments in Securities

IDS Life Series Fund, Inc.

Equity Portfolio

Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.8%)

Issuer                                                    Shares                    Value(a)

Aerospace & defense (0.3%)
HEICO Cl A                                                227,500                 $3,455,156

Airlines (0.2%)
Ryanair Holdings ADR                                       50,000(b,c)             2,062,500

Automotive & related (0.7%)
Gentex                                                    131,500(b)               2,260,156
O'Reilly Automotive                                       150,000(b)               6,543,750
Total                                                                              8,803,906

Banks and savings & loans (2.3%)
Bank United Cl A                                          300,000                 11,700,000
CompuCredit                                               200,000(b)               5,087,500
TCF Financial                                             220,000                  6,490,000
UnionBanCal                                               105,000                  4,560,938
Total                                                                             27,838,438

Communications equipment & services (11.9%)
Aironet Wireless Communications                           175,000(b)               6,256,250
Amdocs                                                    768,400(b)              21,371,125
America Online                                            120,000(b)              15,562,500
CapRock Communications                                    400,000(b)              11,525,000
CMGI                                                      100,000(b)              10,943,750
Concentric Network                                        350,000(b)               8,968,750
Copper Mountain Networks                                   30,000(b)               2,212,500
Covad Communications Group                                170,500(b)               8,184,000
Cybergold                                                 200,000(b)               1,350,000
Data Return                                               200,000(b)               3,012,500
DSL.net                                                   300,000(b)               2,887,500
InfoSpace.com                                             200,000(b)              11,125,000
Liberate Technologies                                     150,000(b)              10,218,750
Lucent Technologies                                        75,000                  4,818,750
Natl Information Consortium                               300,000(b)               9,825,000
Sycamore Networks                                          15,700(b)               3,375,500
Tellabs                                                   250,000(b)              15,812,500
Total                                                                            147,449,375

Computers & office equipment (24.6%)
Agile Software                                             30,000(b)               2,940,000
BindView Development                                      500,000(b)              15,000,000
BMC Software                                              175,000(b)              11,232,813
Cisco Systems                                             315,000(b)              23,309,999
Citrix Systems                                            125,000(b)               8,015,625
Cysive                                                     75,000(b)               4,317,188
E.piphany                                                 100,000(b)               8,600,000
Edify                                                     150,000(b)               1,940,625
EMC                                                        85,000(b)               6,205,000
Emulex                                                    200,000(b,d)            31,187,499
Extreme Networks                                          200,000(b)              16,062,500
Fiserv                                                    500,000(b)              16,000,000
Juniper Networks                                           40,000(b)              11,025,000
Legato Systems                                            110,000(b)               5,912,500
Luminant Worldwide                                        100,000(b)               3,912,500
Navigant Consulting                                       350,000(b)               9,996,875
NetRadio                                                   90,000(b)                 714,375
NetZero                                                    50,000(b)               1,028,125
Novell                                                     75,000(b)               1,504,688
Pervasive Software                                        200,000(b)               1,950,000
Predictive Systems                                        125,000(b)               5,437,500
Safeguard Scientifics                                     126,900(b)              10,675,463
Security First Technologies                               250,000(b)              10,046,875
SunGard Data Systems                                      590,000(b)              14,418,125
Transaction Systems Architects Cl A                       250,000(b)               7,687,500
Trintech Group ADR                                        200,000(b)               3,525,000
USWeb                                                     150,000(b)               5,812,500
VeriSign                                                  300,000(b)              37,049,999
WatchGuard Technologies                                   170,000(b)               2,868,750
WebTrends                                                 250,000(b)              15,437,500
Yahoo!                                                     50,000(b)               8,953,125
Total                                                                            302,767,649

Electronics (16.8%)
Align-Rite Intl                                           150,000(b)               2,812,500
Altera                                                    140,000(b)               6,807,500
Conexant Systems                                           50,000(b)               4,668,750
Flextronics Intl                                          200,000(b)              14,200,000
Foundry Networks                                           15,100(b)               2,861,450
Galileo Technology                                        380,000(b)               8,692,500
Jabil Circuit                                             230,000(b)              12,017,500
JDS Uniphase                                              300,000(b)              50,062,499
KLA-Tencor                                                200,000(b)              15,837,500
NETsilicon                                                180,000(b)               2,295,000
Novellus Systems                                          135,000(b)              10,462,500
PMC-Sierra                                                150,000(b)              14,137,500
RF Micro Devices                                          250,000(b)              12,906,250
Sawtek                                                    100,000(b,d)             4,100,000
SDL                                                       100,000(b)              12,331,250
SmartDisk                                                  75,000(b)               4,110,938
Taiwan Semiconductor Mfg ADR                              276,750(b,c)             9,582,469
Teradyne                                                  280,000(b)              10,780,000
Vitesse Semiconductor                                     200,000(b)               9,175,000
Total                                                                            207,841,106

Energy (0.8%)
Apache                                                    173,000                  6,747,000
Barrett Resources                                         100,000(b)               3,356,250
Total                                                                             10,103,250

Financial services (2.6%)
Kansas City Southern Inds                                 200,000                  9,487,500
Knight/Trimark Group Cl A                                 450,000(b)              11,728,125
LaBranche                                                 850,000(b)              11,368,750
Total                                                                             32,584,375

Food (0.4%)
U.S. Foodservice                                          250,000(b)               4,796,875

Health care (4.4%)
MedImmune                                                  75,000(b)               8,400,000
Medtronic                                                 150,000                  5,193,750
Mylan Laboratories                                        324,450                  5,819,822
Pharmacyclics                                             425,000(b)              15,034,375
Priority Healthcare Cl B                                  450,000(b)               9,028,125
Wesley Jessen VisionCare                                  400,000(b)              10,750,000
Total                                                                             54,226,072

Health care services (1.0%)
Guilford Pharmaceuticals                                  750,000(b,c)            11,812,500

Household products (0.1%)
Seminis Cl A                                              205,600(b)               1,606,250

Insurance (0.8%)
Blanch (EW) Holdings                                      110,900                  7,180,775
Quotesmith.com                                            250,000(b)               2,062,500
Total                                                                              9,243,275

Leisure time & entertainment (1.0%)
SFX Entertainment Cl A                                    350,000(b)              12,228,125

Media (7.0%)
Adelphia Communications Cl A                              225,000(b)              12,290,625
Belo (AH) Cl A                                            250,000                  5,093,750
Emmis Communications Cl A                                 100,000(b)               7,212,500
Houghton Mifflin                                          105,000                  4,449,375
Scholastic                                                100,000(b)               4,650,000
Telewest Communications                                 1,330,000(b,c)             5,686,609
Univision Communications Cl A                             450,000(b,d)            38,278,125
Young & Rubicam                                           173,500                  7,937,625
Total                                                                             85,598,609

Miscellaneous (3.1%)
Acme Communications                                       100,000(b)               3,600,000
Akamai Technologies                                        12,900(b)               1,872,919
Crossroads Systems                                         30,700(b)               2,183,538
iGo                                                       220,000(b)               3,107,500
InterNAP Network Services                                  39,800(b)               3,676,525
Intertrust Technologies                                    20,000(b)               1,090,000
JNI                                                        20,000(b)               1,068,750
Loislaw.com                                               150,000(b)               2,625,000
MCK Communications                                         33,500(b)                 753,750
NaviSite                                                  100,000(b)               4,700,000
NetSolve                                                  200,000(b)               4,774,999
Radio Unica                                               120,000(b)               3,435,000
ShopNow.com                                                77,600(b)               1,008,800
Telemate.Net Software                                     200,000(b)               2,550,000
Triton PCS Holdings Cl A                                   32,700(b)               1,152,675
Total                                                                             37,599,456

Multi-industry conglomerates (0.9%)
Electronics for Imaging                                   275,000(b)              11,085,938

Restaurants & lodging (0.6%)
Papa John's Intl                                          185,000(b,d)             6,914,375

Retail (7.8%)
99 Cents Only Stores                                      150,000(b)               4,481,250
American Eagle Outfitters                                 180,000(b,d)             7,706,250
AnnTaylor Stores                                          150,000(b)               6,384,375
Bed Bath & Beyond                                         300,000(b)               9,993,750
CVS                                                       200,000(d)               8,687,500
EMusic.com                                                250,000(b)               3,421,875
Family Dollar Stores                                      375,000                  7,734,375
Kohl's                                                    110,000(b)               8,229,375
Linens `N Things                                          225,000(b)               8,943,750
Musicmaker.com                                            130,000(b)                 991,250
Tiffany                                                   300,000(d)              17,850,000
TJX Companies                                             150,000                  4,068,750
Tuesday Morning                                           200,000(b)               4,600,000
Valley Media                                              200,000(b)               2,275,000
Total                                                                             95,367,500

Textiles & apparel (0.4%)
Abercrombie & Fitch Cl A                                  200,100(b,d)             5,452,725

Transportation (0.3%)
C.H. Robinson Worldwide                                   100,000                  3,381,250

Utilities -- telephone (8.8%)
Allegiance Telecom                                        200,000(b)              13,800,000
COLT Telecom Group ADR                                    200,000(b,c)            23,700,000
Global TeleSystems Group                                  263,700(b)               6,312,319
Intermedia Communications                                 250,000(b)               6,500,000
MGC Communications                                        240,000(b)               6,600,000
Omnipoint                                                 176,600(b)              14,591,575
RCN                                                       260,000(b)              12,447,500
United States Cellular                                     50,000(b)               4,425,000
Viatel                                                    250,000(b)               8,343,750
WinStar Communications                                    300,000(b)              11,643,750
Total                                                                            108,363,894

Total common stocks

(Cost: $782,261,714)                                                          $1,190,582,599



Preferred stocks & other (0.7%)

Issuer                                                                               Shares
Value(a)

Mars
   Cv                                                   2,702,703(f)              $5,000,000
Protein Delivery                                        1,200,000                  3,000,000
Telewest Communications
   Rights                                                 120,909(c)                 109,253

Total preferred stocks & other

(Cost: $8,000,000)                                                                $8,109,253



Options purchased (0.1%)

Issuer                     Shares     Exercise      Expiration        Value(a)
                                        price          date
Calls
Altera                     50,000        $50         Dec. 1999         $193,750
Sungard Data               50,000         25        April 2000          190,625
Veeco                      35,000         35         Jan. 2000          431,250
XL Capital                 25,000         55         Jan. 2000           79,688

Total options purchased
(Cost: $776,982)                                                       $895,313


Short-term securities (2.0%)

Issuer                                        Annualized               Amount                   Value(a)
                                             yield on date           payable at
                                              of purchase             maturity



U.S. government agencies (1.7%)
Federal Home Loan Mtge Corp Disc Nt
      01-18-00                                      5.60%           $9,800,000                 $9,680,488
Federal Natl Mtge Assn Disc Nts
      01-24-00                                      5.60             5,800,000                  5,724,030
      01-27-00                                      5.61             5,500,000                  5,423,963
Total                                                                                          20,828,481

Commercial paper (0.3%)
Electronic Data Systems
      11-01-99                                      5.32              4,000,000(e)              3,998,227

Total short-term securities
(Cost: $24,826,573)                                                                           $24,826,708

Total investments in securities
(Cost: $815,865,269)(g)                                                                    $1,224,413,873


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 1999, the value of foreign securities represented 4.30% of net assets.
(d) At Oct. 31, 1999, securities valued at $24,382,468 were held to cover open call options written as follows:

Issuer                                    Shares                Exercise                Expiration                    Value(a)
                                                                  price                    date

Emulex                                    50,000                  $130                   Nov. 1999                  $1,468,750
Emulex                                    25,000                   160                   Nov. 1999                     276,563
Sawtek                                   100,000                    35                   Dec. 1999                     825,000
Tiffany & Co                              95,000                    60                   Nov. 1999                     249,375
Univision Communications Cl A             21,000                    90                   Nov. 1999                      13,781
Univision Communications Cl A             13,500                    90                   Dec. 1999                      24,468
Total                                                                                                               $2,857,937

At Oct. 31, 1999, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                    Shares                Exercise                Expiration                    Value(a)
                                                                  price                    date

Abercrombie & Fitch                       30,000                   $25                   Nov. 1999                     $30,938
American Eagle Outfitters                 30,000                    50                   Nov. 1999                     236,250
CVS                                       50,000                    35                   Dec. 1999                      21,875
Papa John's Intl                          25,000                    35                   Jan. 2000                      32,813
Total                                                                                                                 $321,876

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1999, is as follows:

Security                                      Acquisition            Cost
                                                 date
Mars
    Cv                                         02-17-99          $5,000,000

(g) At Oct. 31, 1999, the cost of securities for federal income tax purposes was approximately $815,865,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $435,544,000
Unrealized depreciation                                       (26,995,000)
                                                              -----------
Net unrealized appreciation                                  $408,549,000

See accompanying notes to investments in securities.


Investments in Securities

IDS Life Series Fund, Inc.
Equity Income Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (86.8%)

Issuer                                                   Shares                  Value(a)



Aerospace & defense (1.9%)
AlliedSignal                                                32                     $1,822
Goodrich (BF)                                              163                      3,861
Rockwell Intl                                              161                      7,799
Total                                                                              13,482

Automotive & related (2.8%)
Ford Motor                                                 158                      8,670
General Motors                                              71                      4,988
TRW                                                        147                      6,303
Total                                                                              19,961

Banks and savings & loans (10.0%)
Allied Capital                                             260                      5,216
Bank of America                                            232                     14,934
Bank of New York                                           179                      7,496
Chase Manhattan                                             58                      5,068
First Union                                                162                      6,915
Fleet Boston                                               236                     10,296
Mellon Financial                                           189                      6,981
Washington Mutual                                          136                      4,888
Wells Fargo                                                209                     10,006
Total                                                                              71,800

Building materials & construction (1.7%)
Fluor                                                      131                      5,224
Martin Marietta Materials                                  180                      7,008
Total                                                                              12,232

Chemicals (2.6%)
Dow Chemical                                                33                      3,902
Du Pont (EI) de Nemours                                    139                      8,957
Imperial Chemical Inds                                      88(c)                   3,537
Lyondell Petrochemical                                     210                      2,546
Total                                                                              18,942

Communications equipment & services (1.7%)
Motorola                                                   125                     12,180

Computers & office equipment (5.8%)
BMC Software                                                61(b)                   3,915
Electronic Data Systems                                     58                      3,393
EQUANT                                                      43(b,c)                 4,171
First Data                                                  72                      3,290
Hewlett-Packard                                             49                      3,629
NOVA                                                       247(b)                   6,422
Solectron                                                  114(b)                   8,578
Unisys                                                     350(b)                   8,488
Total                                                                              41,886

Energy (8.7%)
Chevron                                                    176                     16,071
Conoco Cl A                                                327                      8,972
Conoco Cl B                                                 43                      1,166
FirstEnergy                                                122                      3,180
Mobil                                                      163                     15,730
Sunoco                                                     210                      5,066
Texaco                                                     200                     12,275
Total                                                                              62,460

Energy equipment & services (0.6%)
Halliburton                                                120                      4,523

Financial services (8.8%)
Alliance Capital Management LP                             226                      6,201
Associates First Capital Cl A                              180                      6,570
Citigroup                                                  400                     21,650
MBNA                                                       450                     12,431
Morgan Stanley, Dean Witter, Discover & Co                 145                     15,995
Total                                                                              62,847

Food (2.3%)
Bestfoods                                                   98                      5,758
General Mills                                               59                      5,144
Sara Lee                                                   195                      5,277
Total                                                                              16,179

Health care (3.4%)
American Home Products                                     102                      5,330
Bausch & Lomb                                               77                      4,158
Baxter Intl                                                 77                      4,995
Mylan Laboratories                                         276                      4,951
Pharmacia & Upjohn                                          91                      4,908
Total                                                                              24,342

Household products (1.3%)
Colgate-Palmolive                                          151                      9,136

Industrial equipment & services (2.9%)
Caterpillar                                                 50                      2,763
Illinois Tool Works                                        135                      9,889
Parker-Hannifin                                            179                      8,200
Total                                                                              20,852

Insurance (5.4%)
American General                                           147                     10,906
American Intl Group                                        190                     19,558
Lincoln Natl                                                65                      2,998
Marsh & McLennan                                            65                      5,139
Total                                                                              38,601

Media (3.1%)
Adelphia Communications Cl A                                43(b)                   2,349
CBS                                                        301(b)                  14,692
MediaOne Group                                              74(b)                   5,259
Total                                                                              22,300

Multi-industry conglomerates (0.5%)
Emerson Electric                                            55                      3,303

Paper & packaging (2.8%)
American Natl Can Group                                    350                      4,375
Intl Paper                                                 303                     15,945
Total                                                                              20,320

Retail (4.4%)
Circuit City Stores-Circuit City Group                     273                     11,654
CVS                                                        170                      7,384
Dayton Hudson                                              190                     12,279
Total                                                                              31,317

Transportation (0.4%)
Teekay Shipping                                            179                      2,685

Utilities -- electric (4.6%)
Carolina Power & Light                                      75                      2,588
CMS Energy                                                 133                      4,904
Duke Energy                                                108                      6,101
Edison Intl                                                164                      4,859
New Century Energies                                       122                      3,973
NiSource                                                   136                      2,788
Northern States Power                                      164                      3,526
Texas Utilities                                            108                      4,185
Total                                                                              32,924

Utilities -- gas (0.5%)
El Paso Energy                                              93                      3,813

Utilities -- telephone (10.6%)
ALLTEL                                                      25                      2,081
AT&T                                                       337                     15,755
Bell Atlantic                                              154                     10,000
BellSouth                                                  187                      8,415
GTE                                                         46                      3,450
MCI WorldCom                                               148(b)                  12,700
SBC Communications                                         355                     18,082
U S WEST Communications Group                               92                      5,618
Total                                                                              76,101

Total common stocks
(Cost: $608,476)                                                                 $622,186

Total investments in securities
(Cost: $608,476)(d)                                                              $622,186


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 1999, the value of foreign securities represented 1.08% of net assets.
(d) At Oct. 31, 1999, the cost of securities for federal income tax purposes was approximately $608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $28,000
Unrealized depreciation                                                 (14,000)
                                                                        -------
Net unrealized appreciation                                             $14,000

See accompanying notes to investments in securities.


Investments in Securities

IDS Life Series Fund, Inc.
Government Securities Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (87.4%)

Issuer                                                  Coupon              Principal                    Value(a)
                                                         rate                 amount



Mortgage-backed securities (57.2%)
Federal Home Loan Mtge Corp
      06-01-12                                             7.00%             $148,395                   $148,303
      01-01-13                                             6.00               334,005                    322,660
      02-01-13                                             6.50               225,308                    221,211
      09-01-14                                             6.00               996,590                    958,626
      12-01-27                                             6.00               279,230                    261,046
      05-01-28                                             7.00               324,881                    319,095
      08-01-28                                             7.00               177,458                    174,471
      09-01-29                                             7.00             1,398,929                  1,374,014
Federal Natl Mtge Assn
      02-13-04                                             5.13             1,125,000                  1,070,673
      05-01-09                                             5.50               471,939(b)                 453,624
      06-01-10                                             6.50               237,391                    234,721
      08-01-11                                             8.50                79,073                     82,307
      09-01-12                                             7.00               145,946                    145,627
      03-01-13                                             6.00               167,126                    160,934
      04-01-13                                             5.50               358,522                    337,459
      07-01-13                                             6.50               425,962                    418,368
      06-01-14                                             5.50               491,660                    462,465
      03-01-23                                             9.00                62,840                     66,198
      04-01-23                                             8.50               127,251                    132,302
      09-01-23                                             8.50               171,406                    178,530
      09-01-25                                             7.00               161,786                    159,107
      04-01-27                                             6.50               223,216                    215,169
      03-01-28                                             6.50               339,722                    325,922
      04-01-28                                             6.00               272,098                    253,765
      09-01-28                                             6.00               643,938                    599,867
      10-01-28                                             6.00               718,360                    669,195
      11-01-28                                             6.00               479,304                    446,951
      12-01-28                                             7.00               382,723                    376,026
Govt Natl Mtge Assn
      05-15-17                                             8.00                32,160                     33,236
      07-15-28                                             6.50             1,963,123                  1,875,998
Total                                                                                                 12,477,870

U.S. government obligations (30.2%)
Resolution Funding Corp
      10-15-19                                             8.13               400,000                    459,797
Resolution Funding Corp
   Zero Coupon
      04-15-05                                             5.66               200,000(c)                 141,456
      10-15-09                                             7.12               460,000(c)                 239,143
U.S. Treasury
      11-30-00                                             5.63             1,000,000                    999,792
      08-15-01                                             7.88               700,000                    724,119
      11-30-02                                             5.75               500,000                    497,888
      02-28-03                                             5.50               150,000                    148,108
      05-15-16                                             7.25               300,000                    323,219
      11-15-16                                             7.50               700,000                    772,215
      05-15-17                                             8.75               950,000                  1,172,709
      08-15-23                                             6.25               725,000                    709,761
      11-15-24                                             7.50               145,000                    163,979
   TIPS
      01-15-09                                             3.88               250,000(d)                 245,234
Total                                                                                                  6,597,420

Total bonds
(Cost: $19,308,135)                                                                                  $19,075,290


Short-term securities (12.8%)

Issuer                                                 Annualized             Amount                    Value(a)
                                                      yield on date         payable at
                                                       of purchase           maturity
U.S. government agencies
Federal Home Loan Bank Disc Nts
      12-01-99                                             5.24%             $400,000                   $398,013
      12-01-99                                             5.25               800,000                    796,025
Federal Home Loan Mtge Corp Disc Nts
      11-29-99                                             5.23             1,000,000                    995,513
      12-14-99                                             5.30               600,000                    595,964

Total short-term securities
(Cost: $2,786,145)                                                                                    $2,785,515

Total investments in securities
(Cost: $22,094,280)(e)                                                                               $21,860,805

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) At Oct. 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $449,052.
(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(e) At Oct. 31, 1999, the cost of securities for federal income tax purposes was approximately $22,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $112,000
Unrealized depreciation                                               (345,000)
                                                                      --------
Net unrealized depreciation                                          $(233,000)

Investments in Securities

IDS Life Series Fund, Inc.
Income Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.2%)

Issuer                                                     Coupon             Principal                  Value(a)
                                                            rate                amount

Government obligations (4.0%)
Govt of Russia
   (Russian Ruble)
      12-15-20                                              6.63%              150,000(b,c)               $13,727
   (U.S. Dollar)
      12-29-49                                              6.63                 6,875(b,c)                   776
People's Republic of China
   (U.S. Dollar)
      07-03-01                                              7.38               100,000(c)                 100,769
U.S. Treasury
      05-15-17                                              8.75               400,000                    493,772
      05-15-18                                              9.13             2,300,000                  2,942,412
United Mexican States
   (U.S. Dollar)
      03-12-08                                              8.63               250,000(c)                 231,875
Total                                                                                                   3,783,331

Mortgage-backed securities (24.1%)
Federal Home Loan Mtge Corp
      06-01-09                                              5.50               527,721                    500,015
      08-01-11                                              6.50             1,515,164                  1,488,649
      03-01-13                                              5.50               857,401                    808,501
      06-15-20                                              8.00               107,532                    109,878
Federal Natl Mtge Assn
      03-15-01                                              5.63               600,000                    596,730
      04-15-03                                              5.75             2,000,000                  1,962,656
      02-15-08                                              5.75               500,000                    470,406
      06-01-10                                              6.50               712,174                    704,162
      02-01-11                                              6.00             1,312,684                  1,269,615
      09-01-13                                              6.00             1,738,219                  1,672,845
      11-01-13                                              6.00             1,789,559                  1,720,768
      05-01-26                                              7.00             3,584,789                  3,520,945
      07-01-26                                              7.00             1,494,472                  1,467,392
      12-01-27                                              6.00             2,343,152                  2,187,015
      12-01-27                                              6.50             1,890,754                  1,816,808
      10-01-28                                              6.50             1,909,639                  1,830,866
Merrill Lynch Mtge Investors
      06-15-21                                              7.69               118,294                    108,109
Morgan Stanley Capital
   Collateralized Mtge Obligation
      11-15-28                                              6.59               446,239                    444,462
Total                                                                                                  22,679,822

Aerospace & defense (0.6%)
BE Aerospace
   Sr Sub Nts Series B
      02-01-06                                              9.88               100,000                     99,750
Goodrich (BF)
      07-01-01                                              9.63               150,000                    156,884
Newport News Shipbuilding
   Sr Nts
      12-01-06                                              8.63                75,000                     74,625
Northrop-Grumman
      03-01-06                                              7.00               250,000                    243,146
Total                                                                                                     574,405

Airlines (0.4%)
Continental Airlines
   Series 1996A
      04-15-15                                              6.94               372,211                    355,183

Automotive & related (1.4%)
Arvin Capital
   Company Guaranty
      02-01-27                                              9.50               250,000                    251,147
Ford Motor Credit
      07-16-04                                              6.70               500,000                    494,793
Lear
   Sr Nts
      05-15-09                                              8.11               500,000(d)                 477,725
MSX Intl
   Company Guaranty
      01-15-08                                             11.38               125,000                    120,000
Total                                                                                                   1,343,665

Banks and savings & loans (6.6%)
Banco General
   (U.S. Dollar)
      08-01-02                                              7.70               350,000(c,d)               330,370
Bank of Singapore
   (U.S. Dollar) Sub Nts
      08-10-09                                              7.88               400,000(c,d)               404,508
Bank One
   Medium-term Nts Series A
      02-17-09                                              6.00               500,000                    454,755
Capital One Bank
      05-15-08                                              6.70               500,000                    462,948
Comerica Bank
   Sub Nts
      10-01-08                                              6.00               500,000                    457,087
Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                                              7.10               300,000(c)                 298,076
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                              7.75               500,000(c,d)               455,616
Fleet Boston
   Sub Nts
      12-01-01                                              9.00               200,000                    210,188
Greenpoint Capital
   Company Guaranty
      06-01-27                                              9.10               200,000                    192,767
Hubco Capital Trust I
   Company Guaranty Series B
      02-01-27                                              8.98               500,000                    489,387
Long Term Credit Bank Japan
   (Japanese Yen)
      12-27-01                                              1.80            40,000,000(c)                 369,911
MBNA American Bank
   Sub Nts
      03-15-08                                              6.75               500,000                    463,774
Norwest
   Sr Medium-term Nts Series G
      09-15-02                                              6.38               400,000                    397,438
Sanwa Finance Aruba
   (U.S. Dollar)
      07-15-09                                              8.35               500,000(c)                 507,853
Union Planters Bank
   Sub Nts
      03-15-18                                              6.50               500,000                    463,429
Washington Mutual Capital
   Company Guaranty
      06-01-27                                              8.38               200,000                    194,234
Total                                                                                                   6,152,341

Building materials & construction (1.7%)
Carlisle Companies
   Sr Nts
      01-15-07                                              7.25               500,000                    501,586
Foster Wheeler
      11-15-05                                              6.75               300,000                    256,035
Pulte
   Sr Nts
      12-15-03                                              7.00               300,000                    289,310
Southdown
   Sr Sub Nts Series B
      03-01-06                                             10.00                50,000                     54,500
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-03                                              6.25               500,000(c)                 484,444
Total                                                                                                   1,585,875

Chemicals (2.1%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                              7.88               350,000                    294,000
IMC Global
      10-15-01                                              6.63               500,000                    495,031
Lyondell Chemical
   Series A
      05-01-07                                              9.63               250,000                    247,500
Rohm & Haas
      07-15-04                                              6.95               500,000(d)                 498,350
USA Waste Services
   Sr Nts
      10-01-07                                              7.13               500,000                    421,167
Total                                                                                                   1,956,048

Commercial finance (0.1%)
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                             10.25               100,000(c)                  84,500

Communications equipment & services (1.2%)
EchoStar DBS
   Sr Nts
      02-01-09                                              9.38               205,000                    203,206
Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                              9.88               250,000                    235,000
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                                             12.78               250,000(e)                 135,000
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                              9.50               100,000                     90,000
NTL
   Zero Coupon Sr Nts Series B
      04-01-03                                              9.78               190,000(e)                 126,350
PhoneTel Technologies
   Sr Nts
      12-15-06                                             12.00               125,000(b)                  21,250
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                             13.25               100,000(c)                 100,500
Williams Communication Group
   Sr Nts
      10-01-09                                             10.88               250,000                    256,875
Total                                                                                                   1,168,181

Computers & office equipment (0.8%)
Globix
   Sr Nts
      05-01-05                                             13.00               250,000                    217,500
PSINet
   Sr Nts
      11-01-08                                             11.50               500,000                    525,000
   Sr Nts Series B
      02-15-05                                             10.00                50,000                     49,250
Total                                                                                                     791,750

Electronics (0.8%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                              8.63               500,000(c,d)               391,225
Thomas & Betts
      01-15-06                                              6.50               400,000                    386,331
Total                                                                                                     777,556

Energy (2.7%)
Gulf Canada Resources
      07-01-05                                              9.63               500,000                    508,750
Honam Oil Refinery
   (U.S. Dollar)
      10-15-05                                              7.13               250,000(c,d)               231,447
Lodestar Holdings
   Company Guaranty
      05-15-05                                             11.50               250,000                    162,500
Oryx Energy
      10-15-05                                              8.13               500,000                    517,162
R & B Falcon
      04-15-08                                              6.95               500,000                    417,500
Roil
   (U.S. Dollar)
      12-05-02                                             12.78               194,000(c,d)               148,410
Trizec Hahn
   Sr Nts
      09-15-04                                              9.50               100,000                    100,000
USX
      03-01-08                                              6.85               500,000                    474,739
Total                                                                                                   2,560,508

Energy equipment & services (1.2%)
DI Inds
   Sr Nts
      07-01-07                                              8.88               150,000                    133,875
Global Marine
      09-01-07                                              7.13               500,000                    474,274
Pioneer Natural Resource
      01-15-08                                              6.50               500,000                    429,542
Pool Energy Services
   Company Guaranty Series B
      04-01-08                                              8.63               100,000                     99,000
Total                                                                                                   1,136,691

Financial services (5.4%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                             10.88               100,000(c)                  88,800
American General Finance
   Sr Nts
      11-01-03                                              5.75               500,000                    477,707
Arcadia Financial
   Sr Nts
      03-15-07                                             11.50               130,000                     80,600
Associates
      11-01-03                                              5.75               350,000                    335,097
Barclays North America Capital
      05-15-21                                              9.75               300,000                    326,883
California Infrastructure-
   Southern California Edison
      03-25-02                                              6.14               419,760                    420,280
Capital One Financial
      08-01-08                                              7.13               500,000                    457,222
Countrywide Home Loan
   Company Guaranty
      06-15-04                                              6.85               400,000                    393,508
Duke Capital
   Sr Nts
      10-01-09                                              7.50               500,000                    505,729
GMAC
      11-10-03                                              5.75               500,000                    480,825
Providian Master Trust
   Series 1997-4 Cl A
      06-15-07                                              6.25               500,000                    495,559
Providian Natl Bank
   Sr Nts
      03-15-03                                              6.70               500,000                    484,210
Wilmington Trust
      05-01-08                                              6.63               500,000                    471,380
Total                                                                                                   5,017,800

Food (0.1%)
Ameriserve Food Distributions
   Company Guaranty
      07-15-07                                             10.13               100,000                     48,000
Chiquita Brands Intl
   Sr Nts
      01-15-04                                              9.63               100,000                     78,000
Total                                                                                                     126,000

Furniture & appliances (0.1%)
Interface
   Sr Sub Nts Series B
      11-15-05                                              9.50               100,000                    100,000
Health care (0.6%)
Alaris Medical Systems
   Company Guaranty
      12-01-06                                              9.75               150,000                    121,500
Watson Pharmaceuticals
   Sr Nts
      05-15-08                                              7.13               500,000                    476,250
Total                                                                                                     597,750

Health care services (2.3%)
Cardinal Health
      07-15-08                                              6.25               500,000                    465,339
Columbia/HCA Healthcare
      06-15-05                                              6.91               100,000                     90,073
HEALTHSOUTH
   Sr Nts
      06-15-08                                              7.00               500,000                    401,087
Magellan Health Services
   Sr Sub Nts
      02-15-08                                              9.00               125,000                    105,625
Manor Care
   Sr Nts
      06-15-06                                              7.50               250,000                    247,795
Oxford Health Plans
   Sr Nts
      05-15-05                                             11.00                50,000                     46,500
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                             10.00               350,000                    225,313
Service Corp Intl
      03-15-20                                              6.30               500,000                    429,861
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                              8.13               200,000                    176,500
Total                                                                                                   2,188,093

Household products (0.4%)
Chattem
   Company Guaranty Series B
      04-01-08                                              8.88               250,000                    225,000
Scotts
   Sr Sub Nts
      01-15-09                                              8.63               115,000(d)                 109,250
Total                                                                                                     334,250

Industrial equipment & services (2.9%)
AGCO
   Sr Sub Nts
      03-15-06                                              8.50               250,000                    234,375
ARAMARK Services
   Company Guaranty
      12-01-06                                              7.10               500,000                    479,623
Case
      08-01-05                                              7.25               400,000                    387,393
Ingersoll-Rand
   Sr Nts
      02-15-01                                              6.26               500,000                    498,211
Laidlaw
   (U.S. Dollar)
      05-15-06                                              7.65               500,000(c)                 475,985
Motor & Gears
   Sr Nts Series D
      11-15-06                                             10.75               250,000                    227,500
Terex
   Company Guaranty Series D
      04-01-08                                              8.88               250,000                    233,125
Wesco Distribution
   Company Guaranty Series B
      06-01-08                                              9.13               250,000                    225,000
Total                                                                                                   2,761,212

Insurance (2.1%)
American General Institute Capital
   Company Guaranty Series A
      12-01-45                                              7.57               250,000(d)                 232,632
Americo Life
   Sr Sub Nts
      06-01-05                                              9.25               100,000                     99,250
Conseco Financing Trust
   Company Guaranty
      11-15-26                                              8.70               300,000                    258,859
Florida Windstorm
   (MBIA Insured)
      02-25-19                                              7.13               500,000(d,f)               466,994
Orion Capital
   Company Guaranty
      04-15-28                                              7.70               250,000                    217,983

SAFECO Capital
   Company Guaranty
      07-15-37                                              8.07               500,000                    443,004
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                              8.38               250,000(c,d)               242,380
Total                                                                                                   1,961,102

Leisure time & entertainment (2.3%)
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                              9.50                75,000                     70,875
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                              8.88               250,000                    228,438
Hollywood Park
   Company Guaranty Series B
      02-15-07                                              9.25               250,000                    241,250
Horseshoe Gaming Holdings
   Sr Sub Nts
      05-15-09                                              8.63               250,000(d)                 240,905
Mirage Resorts
      02-01-08                                              6.75               500,000                    443,014
Riviera Holdings
   Company Guaranty
      08-15-04                                             10.00               250,000                    217,500
Time Warner
      02-01-24                                              7.57               350,000                    342,721
Trump Holdings & Funding
   Sr Nts
      06-15-05                                             15.50               250,000                    232,500
United Artists Theatres
   Series 1995A
      07-01-15                                              9.30                93,366                     68,675
Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                                             12.25                95,000                     75,050
Total                                                                                                   2,160,928

Media (5.2%)
AMFM
   Company Guaranty
      11-01-08                                              8.00               500,000                    495,000
CBS
   Sr Nts
      05-20-05                                              7.15               500,000                    489,940
Comcast
   Sr Sub Deb
      10-15-06                                              9.13               500,000                    521,249
Comcast Cable Communications
      11-15-08                                              6.20               300,000                    276,947
Cox Enterprises
      06-15-09                                              7.38               500,000(d)                 499,430
CSC Holdings
   Sr Nts Series B
      07-15-09                                              8.13               400,000                    399,500
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                             10.63               275,000(c,d)               206,250
Lamar Media
   Company Guaranty
      12-01-06                                              9.63               275,000                    279,125
Lenfest Communications
   Sr Nts
      11-01-05                                              8.38               250,000                    256,563
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                             10.50               100,000(c)                 100,250
Quebecor Printing Capital
   Company Guaranty
      01-15-07                                              7.25               500,000                    478,113
Susquehanna Media
   Sr Sub Nts
      05-15-09                                              8.50               115,000(d)                 111,263
TCI Communications
      08-01-15                                              8.75               350,000                    391,697
Telewest Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                              9.25               125,000(c,d,e)              77,188
Time Warner Entertainment
   Sr Nts
      07-15-33                                              8.38               250,000                    267,926
Total                                                                                                   4,850,441

Metals (0.8%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                              8.88               200,000(c)                 212,250
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                             10.13               158,950(c,d)               151,002
Natl Steel
   1st Mtge Series D
      03-01-09                                              9.88               250,000                    247,500
Ormet
   Company Guaranty
      08-15-08                                             11.00               200,000(d)                 178,000
Total                                                                                                     788,752

Miscellaneous (4.1%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                             10.75               100,000                    103,250
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                              9.88               185,000                    168,350
Bistro Trust
   Sub Nts
      12-31-02                                              9.50               250,000(d)                 235,425
California Infrastructure-
   San Diego Gas & Electric
      03-25-02                                              6.04               206,175                    206,379
Delphes 2
   (U.S. Dollar)
      05-05-09                                              7.75               600,000(c,d)               565,127
Dura Operating
   Company Guaranty Series B
      05-01-09                                              9.00               250,000                    232,500
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                              8.88               250,000(c)                 222,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                              8.88               200,000(b,c,d)              46,000
Hyder
   (U.S. Dollar)
      12-15-07                                              6.88               500,000(c,d)               468,238
ISG Resources
      04-15-08                                             10.00               140,000                    124,600
Jorgensen (Earle M)
   Sr Nts
      04-01-05                                              9.50               275,000                    255,750
KPNQwest
   (U.S. Dollar) Sr Nts
      06-01-09                                              8.13               500,000(c,d)               476,250
NSM Steel
   Company Guaranty
      02-01-06                                             12.00               130,543(b)                   7,833
Oshkosh Truck
   Company Guaranty
      03-01-08                                              8.75               250,000                    240,625
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                             11.00               140,000                    135,800
Pierce Leahy Command
   Company Guaranty
      05-15-08                                              8.13               200,000                    184,000
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                              9.50               250,000                    182,188
Total                                                                                                   3,854,815

Multi-industry conglomerates (1.7%)
Coltec Inds
   Company Guaranty
      04-15-08                                              7.50               500,000                    496,251
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty Series A
      08-01-07                                              6.95               250,000(c,d)               240,577
Jordan Inds
   Sr Nts Series D
      08-01-07                                             10.38               175,000                    163,625
Prime Succession
   Sr Sub Nts
      08-15-04                                             10.75                65,000                     26,000
USI American Holdings
   Sr Nts Series B
      12-01-06                                              7.25               425,000                    405,566
Westinghouse Electric
      06-01-01                                              8.88               250,000                    255,631
Total                                                                                                   1,587,650

Paper & packaging (2.1%)
Ball
   Company Guaranty
      08-01-08                                              8.25               250,000                    240,625
Chesapeake
      05-01-03                                              9.88               100,000                    109,099
Gaylord Container
   Sr Nts
      06-15-07                                              9.75               150,000                    141,375
      Sr Nts Series B
      06-15-07                                              9.38               100,000                     92,250
Intl Paper
      11-15-12                                              5.13                85,000                     68,757
Owens-Illinois
   Sr Nts
      05-15-07                                              8.10               250,000                    240,362
      05-15-08                                              7.35               250,000                    228,410
Packaging Corp of America
   Company Guaranty
      04-01-09                                              9.63               500,000                    497,499
Quno
   (U.S. Dollar) Sr Nts
      05-15-05                                              9.13               250,000(c)                 260,625
Silgan Holdings
      06-01-09                                              9.00               100,000                     95,250
Total                                                                                                   1,974,252

Real estate investment trust (0.3%)
Property Trust of America
      02-15-14                                              7.50               300,000                    280,079

Restaurants & lodging (0.6%)
Domino's
   Company Guaranty Series B
      01-15-09                                             10.38               175,000                    159,250
MGM Grand
      02-06-08                                              6.88               500,000                    440,503
Total                                                                                                     599,753

Retail (2.0%)
Kroger
   Sr Nts
      07-15-06                                              8.15               500,000                    513,088
Maxim Group
   Company Guaranty Series B
      10-15-07                                              9.25               250,000                    211,875
Meyer (Fred)
   Company Guaranty
      03-01-08                                              7.45               250,000                    246,922
Rite Aid
      12-15-01                                              6.70               500,000                    400,000
Safeway
      11-15-01                                              5.88               500,000                    490,784
Total                                                                                                   1,862,669

Textiles & apparel (0.5%)
Tommy Hilfiger USA
   Company Guaranty
      06-01-03                                              6.50               500,000                    480,152

Transportation (1.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                              6.80               200,000(d)                 188,520
   Medium-term Nts
      12-15-99                                              8.75               300,000(d)                 300,917
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                              9.25               100,000(c)                  49,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                             10.38               200,000(c)                 190,000
Ryder System
   Series N
      05-15-01                                              9.25               150,000                    155,017
Union Pacific
      02-01-08                                              6.63               500,000                    473,674
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                             11.50               250,000(c,d)               127,500
Total                                                                                                   1,484,628

Utilities -- electric (3.3%)
California Infrastructure-
   Pacific Gas & Electric
      06-25-02                                              6.15               582,347                    583,156
Cleveland Electric Illuminating
   1st Mtge Series B
      05-15-05                                              9.50               250,000                    262,618
CMS Energy
   Sr Nts
      05-15-02                                              8.13               200,000                    199,608
   Sr Nts Series B
      11-15-00                                              7.38               300,000                    299,211
Connecticut Light & Power
   1st Mtge Series C
      06-01-02                                              7.75               250,000                    252,694
Edison Mission Energy
   Sr Nts
      06-15-09                                              7.73               500,000(d)                 499,507
El Paso Electric
   1st Mtge Series D
      02-01-06                                              8.90               100,000                    104,250
Houston Inds
      06-01-01                                              9.38               150,000                    155,808
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                                              7.25               300,000(c)                 289,287
Midland Funding
   Series A
      07-23-05                                             11.75               100,000                    109,250
Sithe Independence Funding
   Series A
      12-30-13                                              9.00               100,000                    105,587
Western Massachusetts Electric
   1st Mtge Series B
      07-01-01                                              7.38               250,000                    252,072
Total                                                                                                   3,113,048

Utilities -- gas (1.1%)
Columbia Gas System
   Series E
      11-28-10                                              7.32               500,000                    484,172
El Paso Energy
   Sr Nts
      05-16-09                                              6.75               200,000                    189,385
   Sr Nts Series B
      07-15-01                                              6.63               300,000                    297,951
Southwest Gas
   Series F
      06-15-02                                              9.75               100,000                    106,311
Total                                                                                                   1,077,819

Utilities -- telephone (5.1%)
Airtouch Communications
      05-01-08                                              6.65               500,000                    478,170
AT&T Canada
   (U.S. Dollar) Sr Nts
      11-01-08                                             10.63               200,000(c)                 227,000
Cable & Wireless Communications
   (U.S. Dollar)
      03-06-03                                              6.38               500,000(c)                 501,061
Call-Net Enterprises
   (U.S. Dollar) Sr Nts
      08-15-08                                              8.00               175,000(c)                 155,750
GTE Florida
      02-01-28                                              6.86               500,000                    462,587
Intermedia Communications
   Sr Nts Series B
      11-01-07                                              8.88               100,000                     89,500
McLeod USA
   Sr Nts
      03-15-08                                              8.38               105,000                     98,963
      02-15-09                                              8.13               250,000                    231,250
MetroNet Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                             10.03               300,000(c,e)               234,000
Primus Telecommunications Group
   Sr Nts
      08-01-04                                             11.75               200,000                    196,000
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                              7.50               500,000                    498,385
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                             12.25               250,000(c)                 248,438
Sprint Capital
   Company Guaranty
      11-15-08                                              6.13               500,000                    463,370
U S West Capital Funding
   Company Guaranty
      08-15-01                                              6.88               500,000(d)                 500,000
      07-15-28                                              6.88               500,000                    441,047
Total                                                                                                   4,825,521

Total bonds
(Cost: $91,257,165)                                                                                   $86,976,570

Other (--%)

Issuer                                                                                                    Shares
Value(a)

Bell Technology
   Warrants                                                                        250                    $25,000
Intermedia Communications
   Warrants                                                                        100                      9,238
KMC Telecom Holdings
   Warrants                                                                        700                      2,100
Primus Telecommunications
   Warrants                                                                        200                      5,000

Total other
(Cost: $4,321)                                                                                            $41,338


Short-term securities (6.2%)

Issuer                                                  Annualized             Amount                     Value(a)
                                                       yield on date         payable at
                                                        of purchase           maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
      11-30-99                                              5.27%             $700,000                   $696,634
      12-10-99                                              5.22             1,300,000                  1,292,129
Federal Natl Mtge Assn Disc Nts
      11-16-99                                              5.20               600,000                    598,443
      12-02-99                                              5.27             1,000,000                    994,797
      12-17-99                                              5.24               700,000                    695,046
      01-24-00                                              5.60             1,600,000                  1,579,042

Total short-term securities
(Cost: $5,856,893)                                                                                     $5,856,091

Total investments in securities
(Cost: $97,118,379)(g)                                                                                $92,873,999

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1999, the value of foreign securities represented 10.61% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(f) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA   --   Municipal Bond Investors Assurance

(g) At Oct. 31, 1999, the cost of securities for federal income tax purposes was
approximately   $97,118,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $401,000
Unrealized depreciation                                              (4,645,000)
                                                                     ----------
Net unrealized depreciation                                         $(4,244,000)

See accompanying notes to investments in securities.


Investments in Securities

IDS Life Series Fund, Inc.
International Equity Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.9%)(c)

Issuer                                                                      Shares                    Value(a)

Argentina (0.2%)

Utilities -- telephone
Telefonica de Argentina ADR                                                  23,000                   $589,375

Australia (3.3%)

Energy (0.3%)
Woodside Petroleum                                                          183,000                  1,103,325

Metals (1.1%)
Broken Hill Proprietary                                                     261,000                  2,698,757
Normandy Mining                                                             877,000                    665,836
Total                                                                                                3,364,593

Miscellaneous (0.3%)
Telstra                                                                     312,000(b)               1,001,252

Retail (0.8%)
Woolworths                                                                  785,000                  2,669,424

Transportation (0.8%)
Brambles Inds                                                                88,000                  2,475,951

Brazil (0.4%)

Banks and savings & loans
Uniao de Bancos Brasileiros GDR                                              52,002                  1,202,546

Canada (1.2%)

Multi-industry conglomerates (0.6%)
Bombardier Cl B                                                              99,100                  1,747,635

Utilities -- telephone (0.6%)
BCE                                                                          31,800                  1,915,950

France (16.8%)

Banks and savings & loans (3.0%)
Banque Natl de Paris                                                        106,643                  9,366,841

Building materials & construction (2.6%)
Lafarge                                                                      84,453                  8,128,502

Computers & office equipment (1.7%)
Cap Gemini                                                                   34,983                  5,298,999

Electronics (0.7%)
SGS-Thomson Microelectronics                                                 23,971                  2,105,460

Energy (5.8%)
Elf Aquitaine                                                                57,644                  8,488,999
Total Petroleum Cl B                                                         75,474                 10,201,753
Total                                                                                               18,690,752

Food (0.8%)
Sodexho Alliance                                                             15,267(b)               2,505,259

Industrial equipment & services (2.2%)
Castorama Dubois                                                             23,488                  7,036,559

Germany (9.8%)

Automotive & related (2.3%)
Bayerische Motoren Werke                                                    232,960                  7,425,031

Chemicals (2.7%)
Bayer                                                                       211,601                  8,658,480

Industrial equipment & services (3.7%)
Mannesmann                                                                   72,546                 11,408,512

Miscellaneous (1.1%)
Epcos                                                                        89,296(b)               3,644,500

Hong Kong (0.2%)

Communications equipment & services
China Telecom                                                               206,000                    705,361

Italy (4.3%)

Banks and savings & loans
Instituto Bancario San Paolo di Torino                                      496,127                  6,429,510
Unicredito Italiano                                                       1,576,837                  7,381,102
Total                                                                                               13,810,612

Japan (14.8%)

Automotive & related (1.7%)
Toyota Motor                                                                154,000                  5,331,991

Banks and savings & loans (0.6%)
Tokai Bank                                                                  205,000                  1,789,191

Chemicals (0.8%)
Asahi Chemical Inds                                                         405,000                  2,447,130

Computers & office equipment (2.9%)
Canon                                                                       110,000                  3,112,262
Fujitsu                                                                     201,000                  6,053,230
Total                                                                                                9,165,492

Electronics (2.2%)
Alps Electric                                                               131,000                  2,537,956
Hitachi                                                                     415,000                  4,485,733
Total                                                                                                7,023,689

Media (0.8%)
Sony                                                                         16,000                  2,495,181

Retail (1.3%)
FamilyMart                                                                   60,000                  4,172,062

Utilities -- telephone (4.5%)
Nippon Telegraph & Telephone                                                    381                  5,846,640
NTT Data                                                                        238                  3,766,365
NTT Mobile Communication Network                                                188                  4,994,581
Total                                                                                               14,607,586

Mexico (1.3%)
Banks and savings & loans (0.4%)
Grupo Financiero Banamex Accival                                            548,000                  1,367,863

Multi-industry conglomerates (0.4%)
Grupo Financiero Banorte                                                  1,000,000(b)               1,248,050

Retail (0.5%)
Controladora Comercial Mexicana GDR                                          90,000                  1,485,000

Netherlands (5.2%)

Industrial equipment & services (1.0%)
Philips Electronics                                                          30,887                  3,167,777

Insurance (3.1%)
Fortis                                                                      281,825(d)               9,702,862

Miscellaneous (1.1%)
United Pan-Europe Communications                                             47,246(b)               3,632,928

Singapore (3.0%)

Banks and savings & loans (0.5%)
Overseas Union Bank                                                         374,576                  1,622,029

Beverages & tobacco (0.5%)
Fraser & Neave                                                              405,000(b)               1,729,416

Financial services (0.8%)
DBS Land                                                                  1,434,750                  2,657,743

Transportation (1.2%)
Neptune Orient Lines                                                      2,330,000                  3,377,217

South Korea (0.9%)

Utilities -- telephone
Korea Telecom ADR                                                            82,147(b)               2,895,682

Spain (0.7%)

Building materials & construction
Fomento de Construcciones y Contractas                                       93,710                  2,350,978

Sweden (3.7%)

Communications equipment & services
Ericsson (LM) Cl B                                                          284,543                 11,832,893

Switzerland (2.7%)

Banks and savings & loans
UBS                                                                          29,173                  8,485,752

United Kingdom (13.8%)

Communications equipment & services (2.9%)
Orange                                                                      371,781(b)               9,265,818

Leisure time & entertainment (1.8%)
EMI Group ADR                                                               742,848                  5,833,629

Multi-industry conglomerates (4.8%)
General Electric                                                          1,100,559                 11,960,632
Williams                                                                    621,664                  3,115,061
Total                                                                                               15,075,693

Retail (1.6%)
Great Universal Stores                                                      306,958                  2,329,871
Next                                                                        259,157                  2,790,915
Total                                                                                                5,120,786

Transportation (1.0%)
Stagecoach Holdings                                                       1,091,798                  3,103,126

Utilities -- gas (1.7%)
BG                                                                          999,322                  5,545,131

United States (9.5%)

Chemicals (0.4%)
Du Pont (EI) de Nemours                                                      20,800                  1,340,300

Communications equipment & services (1.0%)
Lucent Technologies                                                          49,400                  3,173,950

Computers & office equipment (0.8%)
America Online                                                               19,000(b)               2,464,063

Electronics (1.0%)
Intel                                                                        43,000                  3,329,813

Energy equipment & services (0.4%)
Baker Hughes                                                                 44,000                  1,229,250

Financial services (0.7%)
Citigroup                                                                    42,000                  2,273,250

Health care (0.8%)
Pfizer                                                                       61,500                  2,429,250

Household products (0.9%)
Colgate-Palmolive                                                            48,000                  2,904,000

Retail (1.9%)
Safeway                                                                      48,000(b)               1,695,000
Wal-Mart Stores                                                              77,900                  4,450,037
Total                                                                                                6,145,037

Utilities -- telephone (1.6%)
AT&T                                                                         48,600                  2,272,050
SBC Communications                                                           52,300                  2,664,031
Total                                                                                                4,936,081

Total common stocks
(Cost: $240,117,248)                                                                              $291,612,608


Other (1.2%)

Issuer                                                                      Shares                     Value(a)

Italy
Banca Intesa
   Warrants                                                                 884,710                 $3,778,342

Total other
(Cost: $2,821,691)                                                                                  $3,778,342

See accompanying notes to investments in securities.

Bond (3.9%)

Issuer                                                  Coupon            Principal                    Value(a)
                                                         rate               amount

United Kingdom
United Kingdom Treasury
   (British Pound)
      06-07-02                                           7.00%            7,300,000                $12,233,772

Total bond
(Cost: $12,056,139)                                                                                $12,233,772

Short-term securities (3.3%)

Issuer                                                Annualized            Amount                   Value(a)
                                                    yield on date         payable at
                                                     of purchase           maturity

U.S. government agencies (2.9%)
Federal Home Loan Mtge Assn Disc Nt
      11-10-99                                           5.25%           $1,100,000                 $1,098,079
Federal Home Loan Mtge Corp Disc Nts
      12-01-99                                           5.28               800,000                    796,150
      12-15-99                                           5.30             1,400,000                  1,390,075
Federal Natl Mtge Assn Disc Nts
      11-16-99                                           5.20             1,400,000                  1,396,367
      12-02-99                                           5.27               600,000                    596,878
      12-06-99                                           5.25               800,000                    795,440
      12-15-99                                           5.29               300,000                    297,873
      01-24-00                                           5.60             1,300,000                  1,282,972
      01-28-00                                           5.62             1,500,000                  1,476,985
Total                                                                                                9,130,819

Commercial paper (0.4%)
Household Finance
      11-01-99                                           5.32              1,400,000                 1,399,379

Total short-term securities
(Cost: $10,534,153)                                                                                $10,530,198

Total investments in securities
(Cost: $265,529,231)(e)                                                                           $318,154,920

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) At Oct. 31, 1999, the cost of securities for federal income tax purposes was approximately $265,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $64,721,000
Unrealized depreciation                                        (12,095,000)
                                                               -----------
Net unrealized appreciation                                    $52,626,000

Investments in Securities

IDS Life Series Fund, Inc.
Managed Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (65.8%)

Issuer                                                                Shares                    Value(a)


Banks and savings & loans (3.5%)
Bank of America                                                       120,000                 $7,725,000
Mellon Financial                                                      160,000                  5,910,000
Wells Fargo                                                           240,000                 11,490,000
Wilshire Financial Services Group                                      77,199                    110,974
Total                                                                                         25,235,974

Communications equipment & services (6.3%)
American Tower Cl A                                                   200,000(b)               3,812,500
Lucent Technologies                                                   282,000                 18,118,500
Nortel Networks                                                       200,000(c)              12,387,500
Sycamore Networks                                                       4,300(b)                 924,500
Tellabs                                                               130,000(b)               8,222,500
Williams Communications Group                                          60,000(b)               1,912,500
Total                                                                                         45,378,000

Computers & office equipment (18.7%)
America Online                                                        150,000(b)              19,453,125
BMC Software                                                          160,000(b)              10,270,000
Cisco Systems                                                         300,000(b)              22,200,000
Dell Computer                                                         140,000(b)               5,617,500
EMC                                                                    40,000(b)               2,920,000
Fiserv                                                                 60,000(b)               1,920,000
Inktomi                                                                40,000(b)               4,057,500
Intl Business Machines                                                 80,000                  7,870,000
Lexmark Intl Group Cl A                                                60,000(b)               4,683,750
Microsoft                                                             300,000(b)              27,768,749
Sanmina                                                               130,000(b)              11,708,125
Solectron                                                             180,000(b)              13,545,000
Veritas Software                                                       20,000(b)               2,157,500
Total                                                                                        134,171,249

Electronics (8.5%)
Corning                                                               150,000                  1,793,750
Intel                                                                 180,000                 13,938,750
Jabil Circuit                                                         240,000(b)              12,540,000
JDS Uniphase                                                           80,000(b)              13,350,000
Maxim Integrated Products                                             120,000(b)               9,472,500
Total                                                                                         61,095,000

Financial services (1.8%)
Citigroup                                                             200,000                 10,825,000
Schwab (Charles)                                                       50,000                  1,946,875
Total                                                                                         12,771,875

Health care (4.1%)
Boston Scientific                                                     100,000(b)               2,012,500
Guidant                                                               100,000                  4,937,500
Medtronic                                                             200,000                  6,925,000
Pfizer                                                                180,000                  7,110,000
Schering-Plough                                                       170,000                  8,415,000
Total                                                                                         29,400,000

Industrial equipment & services (0.4%)
Illinois Tool Works                                                    40,000                  2,930,000

Insurance (1.4%)
American Intl Group                                                   100,000                 10,293,750

Leisure time & entertainment (0.9%)
Harley-Davidson                                                       110,000                  6,524,375

Media (4.8%)
Adelphia Communications Cl A                                          100,000(b)               5,462,500
Comcast Cl A                                                          160,000                  6,080,000
Comcast Special Cl A                                                  230,000                  9,688,750
MediaOne Group                                                        190,000(b)              13,501,875
Total                                                                                         34,733,125

Miscellaneous (0.2%)
Akamai Technologies                                                     4,900(b)                 711,419
InterTrust Technologies                                                 7,000(b)                 381,500
ShopNow.com                                                            34,900(b)                 453,700
Total                                                                                          1,546,619

Multi-industry conglomerates (5.2%)
Danaher                                                               100,000                  4,831,250
General Electric                                                      180,000                 24,401,250
Tyco Intl                                                             200,000(c)               7,987,500
Total                                                                                         37,220,000

Retail (4.9%)
Costco Wholesale                                                       60,000(b)               4,818,750
CVS                                                                   170,000                  7,384,375
Kohl's                                                                 80,000(b)               5,985,000
Safeway                                                               125,000(b)               4,414,063
Wal-Mart Stores                                                       220,000                 12,567,500
Total                                                                                         35,169,688

Utilities -- telephone (5.2%)
AT&T                                                                  140,000                  6,545,000
MCI WorldCom                                                          300,000(b)              25,743,750
SBC Communications                                                    100,000                  5,093,750
Total                                                                                         37,382,500

Total common stocks
(Cost: $307,309,654)                                                                        $473,852,155


Preferred stocks & other (0.2%)

Issuer                                                                 Shares                    Value(a)

Bar Technologies
   Warrants                                                               500                    $10,000
Bell Technology
   Warrants                                                               750                     75,000
Century Maintenance
   13.25% Pay-in-kind Series C                                         11,340(e)               1,145,340
Clearnet Communications
   Warrants                                                               990                     12,375
Poland Telecom
   Warrants                                                               775(c)                  42,625
Vialog
   Warrants                                                             1,075                     48,375

Total preferred stocks & other
(Cost: $1,273,104)                                                                            $1,333,715

See accompanying notes to investments in securities.

Bonds (26.7%)

Issuer                                                                Coupon             Principal                   Value(a)
                                                                     rate                  amount

Government obligations (6.5%)
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                                          7.06%              $22,727(c)                 $22,273
Govt Trust Certs Israel
      11-15-01                                                          9.25               129,172                    130,586
U.S. Treasury
      08-31-01                                                          6.50             8,000,000                  8,095,066
      11-15-05                                                          5.88            20,000,000                 19,794,735
      05-15-07                                                          6.63            18,500,000(f)              18,978,316
Total                                                                                                              47,020,976

Mortgage-backed securities (7.4%)
Federal Home Loan Mtge Corp
      03-01-13                                                          5.50               857,401                    808,501
      11-01-22                                                          8.00               248,181                    255,239
      08-01-24                                                          8.00               247,470                    252,805
      07-01-28                                                          6.00             2,350,637                  2,191,241
      06-01-29                                                          7.00             4,920,518                  4,832,884
Federal Natl Mtge Assn
      05-14-04                                                          5.63             5,000,000                  4,843,639
      02-15-08                                                          5.75            10,000,000                  9,408,119
      01-01-09                                                          5.50             1,163,436                  1,101,634
      06-01-10                                                          6.50               949,566                    938,883
      08-01-11                                                          8.50               608,252                    633,132
      09-01-13                                                          6.00               869,110                    836,423
      04-01-22                                                          8.00                84,012                     85,902
      04-01-23                                                          8.50               127,251                    132,302
      05-01-24                                                          6.00             1,350,740                  1,270,115
      06-01-24                                                          9.00                62,595                     65,900
      08-01-25                                                          7.50               386,184                    387,389
      09-01-25                                                          6.50               778,562                    749,848
      09-01-25                                                          7.00               550,181                    541,070
      12-01-25                                                          7.00             1,423,609                  1,398,254
      02-01-26                                                          7.00               565,599                    555,526
      04-01-26                                                          7.00               693,921                    681,563
      05-01-26                                                          7.50             1,221,123                  1,224,176
      09-01-26                                                          7.50               582,818                    584,095
      09-01-28                                                          6.00             2,039,666                  1,900,071
      09-01-28                                                          6.50             1,894,286                  1,816,723
      11-01-28                                                          6.00             2,875,825                  2,681,706
      11-01-28                                                          6.00             2,915,097                  2,718,682
      12-01-28                                                          6.00             3,823,515                  3,561,834
      12-01-28                                                          6.50             1,943,208                  1,861,826
      01-01-29                                                          6.50             2,859,960                  2,743,789
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
      09-25-08                                                          4.50             1,500,000                  1,361,744
Merrill Lynch Mtge Investors
      06-15-21                                                          7.69               186,303                    170,263
Merrill Lynch Mtge Investors Cl D
   Series 1996-C2
      12-21-28                                                          6.96               900,000                    830,592
Total                                                                                                              53,425,870

Aerospace & defense (0.1%)
Northrop-Grumman
      03-01-16                                                          7.75               500,000                    492,651

Airlines (0.1%)
Continental Airlines
   Series 1996A
      04-15-15                                                          6.94               455,707                    434,858

Automotive & related (0.3%)
Lear
   Sr Nts
      05-15-09                                                          8.11             1,500,000(d)               1,433,175
MSX Intl
   Company Guaranty
      01-15-08                                                         11.38               855,000                    820,800
Total                                                                                                               2,253,975

Banks and savings & loans (0.8%)
Banco General
   (U.S. Dollar)
      08-01-02                                                          7.70               750,000(c,d)               707,935
Bank of Singapore
   (U.S. Dollar) Sub Nts
      08-10-09                                                          7.88               700,000(c,d)               707,888
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                                          7.75               750,000(c,d)               683,423
Firstar Capital
   Company Guaranty Series B
      12-15-26                                                          8.32               300,000                    288,150
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                                          5.88               500,000(h)                 436,600
Newcourt Credit Group
      02-16-05                                                          6.88             1,000,000(d)                 989,543
Norwest
   Sr Medium-term Nts Series G
      09-15-02                                                          6.38               800,000                    794,877
Union Planters Bank
   Sub Nts
      03-15-18                                                          6.50               500,000                    463,430
Union Planters Capital
   Company Guaranty
      12-15-26                                                          8.20             1,000,000                    930,523
Total                                                                                                               6,002,369

Building materials & construction (0.2%)
Foster Wheeler
      11-15-05                                                          6.75               750,000                    640,087
Pulte
   Sr Nts
      12-15-03                                                          7.00               500,000                    482,184
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      01-15-29                                                          6.88               700,000(c)                 622,125
Total                                                                                                               1,744,396

Chemicals (0.5%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                                          7.88               700,000                    588,000
Lyondell Chemical
   Series A
      05-01-07                                                          9.63             1,250,000                  1,237,499
Rohm & Haas
      07-15-29                                                          7.85             1,000,000(d)               1,018,416
Waste Management
   Sr Nts
      07-15-28                                                          7.00             1,500,000                  1,046,011
Total                                                                                                               3,889,926

Communications equipment & services (0.7%)
Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                                          9.88             1,000,000                    940,000
NTL
   Zero Coupon Sr Nts Series B
      04-01-03                                                          9.10             1,515,000(g)               1,007,475
PhoneTel Technologies
   Sr Nts
      12-15-06                                                         12.00             1,000,000(b)                 170,000
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                                          9.13             1,000,000                  1,015,000
Vialog
   Company Guaranty
      11-15-01                                                         12.75             1,075,000                    861,344
Worldwide Fiber
   Sr Nts
      08-01-09                                                         12.00             1,000,000(d)               1,005,000
Total                                                                                                               4,998,819

Computers & office equipment (0.1%)
Cooperative Computing
   Sr Sub Nts
      02-01-08                                                          9.00               500,000                    415,000
Globix
   Sr Nts
      05-01-05                                                         13.00               750,000                    652,500
Total                                                                                                               1,067,500

Electronics (0.1%)
Reliance Electric
      04-15-03                                                          6.80               500,000                    502,711
Thomas & Betts
      01-15-06                                                          6.50               400,000                    386,331
Total                                                                                                                 889,042

Energy (0.7%)
Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                                                          9.50             1,250,000                    625,000
Enron Oil & Gas
      11-15-06                                                          6.70             1,000,000                    970,606
Lodestar Holdings
   Company Guaranty
      05-15-05                                                         11.50               500,000                    325,000
Parker & Parsley Petroleum
   Sr Nts
      08-15-07                                                          8.25               500,000                    437,676
Rayovac
   Sr Sub Nts Series B
      11-01-06                                                         10.25               925,000                    982,813
USX
      03-01-08                                                          6.85             1,500,000                  1,424,218
Total                                                                                                               4,765,313

Energy equipment & services (0.1%)
Northern Offshore
   (U.S. Dollar) Company Guaranty Series B
      05-15-05                                                         10.00             1,250,000(c)                 762,500

Financial services (0.6%)
AOA Holdings LLC
   Sr Nts
      06-01-06                                                         10.38             1,500,000(d)               1,494,375
Arcadia Financial
   Sr Nts
      03-15-07                                                         11.50             1,000,000                    602,500
Bat-CRAVE-800
      08-12-00                                                          6.68               700,000(d)                 702,102
GenAmerica Capital
   Company Guaranty
      06-30-27                                                          8.52               500,000                    420,606
Salomon
   Sr Nts
      01-15-06                                                          6.75               500,000                    483,516
Wilmington Trust
      05-01-08                                                          6.63               800,000                    754,207
Total                                                                                                               4,457,306

Health care (0.2%)
Watson Pharmaceuticals
   Sr Nts
      05-15-08                                                          7.13             1,500,000                  1,428,751

Health care services (0.6%)
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                                         10.00             1,000,000                    643,750
Physician Sales & Service
   Company Guaranty
      10-01-07                                                          8.50             1,000,000                  1,007,500
Service Corp Intl
      03-15-08                                                          6.50             1,500,000                  1,103,462
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                                          8.13             1,800,000(d)               1,588,500
Total                                                                                                               4,343,212

Industrial equipment & services (0.4%)
AMETEK
   Sr Nts
      07-15-08                                                          7.20             1,500,000                  1,366,936
Case
      08-01-05                                                          7.25               850,000                    823,211
Laidlaw
   (U.S. Dollar)
      05-15-06                                                          7.65             1,000,000(c)                 951,969
Total                                                                                                               3,142,116

Insurance (0.5%)
Americo Life
   Sr Sub Nts
      06-01-05                                                          9.25               600,000                    595,500
New England Mutual
      02-15-24                                                          7.88               250,000(d)                 253,350
Presidential Life
   Sr Nts
      02-15-09                                                          7.88               750,000                    694,395
Principal Mutual
      03-01-44                                                          8.00               250,000(d)                 238,359
SAFECO Capital
   Company Guaranty
      07-15-37                                                          8.07             1,000,000                    886,009
SunAmerica
      08-30-05                                                          7.34               700,000                    717,836
Total                                                                                                               3,385,449

Leisure time & entertainment (0.3%)
Regal Cinemas
   Sr Sub Nts
      12-15-10                                                          8.88               350,000                    240,625
Time Warner
   Sr Nts
      01-15-28                                                          6.95               500,000                    456,472
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                                         11.25             1,000,000                    815,000
United Artists Theatres
   Series 1995A
      07-01-15                                                          9.30               700,246                    515,066
Total                                                                                                               2,027,163

Media (1.6%)
AMFM
   Company Guaranty
      11-01-08                                                          8.00             1,000,000                    990,000
   Zero Coupon Sr Disc Nts
      02-01-02                                                          7.49             1,000,000(g)                 855,000
Cox Communications
      06-15-25                                                          7.63               500,000                    477,031
CSC Holdings
   Sr Nts
      07-15-08                                                          7.25             1,000,000                    952,859
   Sr Sub Nts
      11-01-05                                                          9.25               500,000                    526,250
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                                         10.63             1,000,000(c,d)               750,000
Outdoor Systems
   Company Guaranty
      06-15-07                                                          8.88             1,000,000                  1,022,500
Paxson Communications
   Sr Sub Nts
      10-01-02                                                         11.63             1,000,000                  1,038,750
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                                          9.65               600,000(c)                 432,212
Sony
   (U.S. Dollar)
      03-04-03                                                          6.13             1,400,000(c)               1,372,869
TCI Communications
      08-01-15                                                          8.75             1,000,000                  1,119,135
Telewest Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                                          9.25             1,400,000(c,d,g)             864,500
Time Warner Entertainment
   Sr Nts
      07-15-33                                                          8.38               500,000                    535,853
Turner Broadcasting
      07-01-13                                                          8.38               250,000                    266,029
Total                                                                                                              11,202,988

Metals (0.1%)
EnviroSource
   Sr Nts
      06-15-03                                                          9.75               170,000                    104,338
   Sr Nts Series B
      06-15-03                                                          9.75               400,000                    245,500
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                                         10.13               397,374(c,d)               377,505
Total                                                                                                                 727,343

Miscellaneous (0.9%)
Bistro Trust
   Sub Nts
      12-31-02                                                          9.50             1,000,000(d)                 941,700
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                                         11.00               500,000(c)                 475,000
DTE Burns Harbor LLC
   (U.S. Dollar) Sr Nts
      01-30-03                                                          6.57               553,840(c,d)               534,721
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                                          8.88             1,000,000(c)                 890,000
ISG Resources
      04-15-08                                                         10.00               835,000                    743,150
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                                         13.50               500,000                    543,750
NSM Steel
   Company Guaranty
      02-01-06                                                         12.00               466,225(b,d)                27,974
NTEX
   (U.S. Dollar) Sr Nts
      06-01-06                                                         11.50               700,000(c)                 420,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                                         11.00             1,000,000                    970,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                                         14.00               775,000(c)                 689,750
Total                                                                                                               6,236,045

Multi-industry conglomerates (0.3%)
Coltec Inds
   Company Guaranty
      04-15-08                                                          7.50             1,000,000                    992,500
Prime Succession
   Sr Sub Nts
      08-15-04                                                         10.75             1,000,000                    400,000
USI American Holdings
   Sr Nts Series B
      12-01-06                                                          7.25               850,000                    811,132
Total                                                                                                               2,203,632

Paper & packaging (0.5%)
Doman Inds
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                                          9.25               350,000(c)                 264,250
Gaylord Container
   Sr Nts Series B
      06-15-07                                                          9.38             1,000,000                    922,500
Intl Paper
      11-15-12                                                          5.13               250,000                    202,225
Owens-Illinois
   Sr Nts
      05-15-08                                                          7.35             1,500,000                  1,370,458
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                                          9.00               600,000(c)                 582,000
Total                                                                                                               3,341,433

Real estate investment trust (0.1%)
Property Trust of America
      02-15-14                                                          7.50               750,000                    700,196

Retail (0.1%)
Meyer (Fred)
   Company Guaranty
      03-01-08                                                          7.45             1,000,000                    987,690

Textiles & apparel (0.3%)
Anvil Knitwear
   Sr Nts Series B
      03-15-07                                                         10.88             1,500,000                    960,000
Galey & Lord
   Company Guaranty
      03-01-08                                                          9.13               750,000                    180,000
Westpoint Stevens
   Sr Nts
      06-15-08                                                          7.88               750,000                    671,250
Total                                                                                                               1,811,250

Transportation (0.2%)
American Architectural
   Company Guaranty
      12-01-07                                                         11.75             1,000,000                    400,000
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                                                          8.88               950,000(c)                 570,000
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                                          9.25               200,000(c)                  98,000
      06-15-07                                                          9.50               170,000(c)                  79,900
Total                                                                                                               1,147,900

Utilities -- electric (1.1%)
Alabama Power
   1st Mtge
      12-01-24                                                          9.00               300,000                    319,477
California Infrastructure-
   Pacific Gas & Electric Series 1997-1
      09-25-05                                                          6.32             1,000,000                    991,890
Cleveland Electric Illuminating
   1st Mtge Series B
      05-15-05                                                          9.50             1,000,000                  1,050,474
CMS Energy
   Sr Nts
      11-15-04                                                          7.63               500,000                    483,343
Connecticut Light & Power
   1st Mtge Series C
      06-01-02                                                          7.75             1,000,000                  1,010,777
Edison Mission Energy
   Sr Nts
      06-15-09                                                          7.73             1,000,000(d)                 999,013
El Paso Electric
   1st Mtge Series D
      02-01-06                                                          8.90               650,000                    677,625
Jersey Central Power & Light
   1st Mtge
      11-01-25                                                          6.75             1,000,000                    883,797
Salton Sea Funding
   Series C
      05-30-10                                                          7.84               300,000                    299,971
Sithe Independence Funding
   Series A
      12-30-13                                                          9.00               150,000                    158,380
Texas-New Mexico Power
   1st Mtge Series U
      09-15-00                                                          9.25               400,000                    409,500
TXU Electric Capital
   Company Guaranty
      01-30-37                                                          8.18               750,000                    722,455
Total                                                                                                               8,006,702

Utilities -- telephone (1.3%)
Airtouch Communications
      05-01-08                                                          6.65             1,000,000                    956,341
AT&T Canada
   (U.S. Dollar) Sr Nts
      11-01-08                                                         10.63               400,000(c)                 454,000
Bell Atlantic
      09-01-08                                                          6.38                70,000                     66,441
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                                         12.00               205,000(b)                     256
Intermedia Communications
   Sr Nts Series B
      11-01-07                                                          8.88               500,000                    447,500
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                                          9.54             1,000,000(g)                 690,000
ITC Deltacom
   Sr Nts
      03-01-08                                                          8.88             1,150,000                  1,092,500
McLeod USA
   Sr Nts
      02-15-09                                                          8.13               500,000                    462,500
MetroNet Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                                          9.95             1,250,000(c,g)               975,000
Mountain States Telephone & Telegraph
      06-01-05                                                          5.50                80,000                     74,531
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                                          7.50             1,000,000                    996,770
Rogers Cantel
   (U.S. Dollar)
      06-01-08                                                          9.38               450,000(c)                 483,188
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-08                                                         10.50               150,000(c)                 136,500
      11-15-09                                                          9.88               375,000(c,d)               327,188
Sprint Capital
   Company Guaranty
      05-01-09                                                          6.38             1,000,000                    941,100
U S West Capital Funding
   Company Guaranty
      07-15-28                                                          6.88             1,000,000                    882,094
U S WEST Communications
      11-10-26                                                          7.20               700,000                    638,388
Total                                                                                                               9,624,297

Total bonds
(Cost: $206,035,872)                                                                                             $192,521,668


Short-term securities (7.4%)

Issuer                                                               Annualized          Amount                    Value(a)
                                                                   yield on date       payable at
                                                                    of purchase         maturity

U.S. government agencies (6.6%)
Federal Home Loan Bank Disc Nt
      12-01-99                                                          5.25%           $4,300,000                 $4,278,636
Federal Home Loan Mtge Corp Disc Nts
      11-10-99                                                          5.25             9,000,000                  8,984,279
      12-03-99                                                          5.19             1,600,000                  1,591,973
      12-03-99                                                          5.28             1,700,000                  1,691,323
      12-10-99                                                          5.22             2,700,000                  2,683,651
Federal Natl Mtge Assn Disc Nts
      11-16-99                                                          5.20             2,500,000                  2,493,512
      12-06-99                                                          5.25             2,500,000                  2,485,750
      12-06-99                                                          5.27             8,300,000                  8,252,690
      01-21-00                                                          5.63            13,300,000                 13,131,800
      06-01-29                                                          7.00             2,136,639                  2,099,248
Total                                                                                                              47,692,862

Commercial paper (0.8%)
BellSouth Capital Funding
      11-12-99                                                          5.29             1,300,000(i)               1,297,331
Merrill Lynch
      11-30-99                                                          5.31             1,200,000                  1,194,357
Paccar Financial
      11-02-99                                                          5.30               800,000                    799,529
Pfizer
      11-17-99                                                          5.30             1,000,000(i)                 997,208
Windmill Funding
      11-22-99                                                          5.41             1,400,000(i)               1,394,969
Total                                                                                                               5,683,393

Total short-term securities
(Cost: $53,387,881)                                                                                               $53,376,256

Total investments in securities
(Cost: $568,006,511)(k)                                                                                          $721,083,794

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1999, the value of foreign securities represented 4.95% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 7 to the financial statements):

Type of security                                               Contracts
S&P 500 Index, Dec. 1999                                              44

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1999.
(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(j) At Oct. 31, 1999, securities valued at $27,890,001 were held to cover open call options written as follows:

Issuer                  Shares       Exercise        Expiration        Value(a)
                                       price            date

Bank of America         70,000          $60           Dec. 1999        $437,500
Danaher                 70,000           55           Dec. 1999          61,250
Illinois Tool Works     40,000           55           Dec. 1999          55,000
MediaOne Group          190,000          75           Dec. 1999         249,375
Tyco Intl               200,000          55           Nov. 1999          31,250
                        -------          --                ----          ------
Total                                                                  $834,375

(k) At Oct. 31, 1999, the cost of securities for federal income tax purposes was approximately $568,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $172,762,000
Unrealized depreciation                                       (19,685,000)
                                                              -----------
Net unrealized appreciation                                  $153,077,000


Investments in Securities

IDS Life Series Fund, Inc.
Money Market Portfolio
Oct. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agency (7.7%)

Issuer                                                              Annualized            Amount                   Value(a)
                                                                  yield on date         payable at
                                                                    of purchase          maturity

Federal Home Loan Mtge Corp Disc Nt
   12-03-99                                                             5.19%           $4,600,000                 $4,577,583

Total U.S. government agency
(Cost: $4,577,583)                                                                                                 $4,577,583

Commercial paper (89.3%)

Automotive & related (6.4%)
Ford Motor Credit
   12-17-99                                                             5.37%           $2,300,000                 $2,283,654
Toyota Motor Credit
   11-15-99                                                             5.31             1,500,000                  1,496,467
Total                                                                                                               3,780,121

Banks and savings & loans (20.8%)
ANZ (Delaware)
   11-10-99                                                             5.32             1,000,000                    998,378
Bank One\First Chicago NBD
   12-15-99                                                             5.38             1,100,000                  1,092,494
BBV Finance (Delaware)
   11-19-99                                                             5.33             1,700,000                  1,694,985
Deutsche Bank Financial
   12-17-99                                                             5.35             2,200,000                  2,184,424
Dresdner US Finance
   11-10-99                                                             5.34             1,100,000                  1,098,209
Kredietbank North America Finance
   01-27-00                                                             6.09             1,500,000                  1,477,750
Societe Generale North America
   12-14-99                                                             5.39             2,700,000                  2,681,944
Westpac Capital
   11-09-99                                                             5.33             1,100,000                  1,098,374
Total                                                                                                              12,326,558

Broker dealers (14.4%)
Bear Stearns
   01-27-00                                                             6.04             2,500,000                  2,463,226
Goldman Sachs Group
   01-18-00                                                             6.08             2,600,000                  2,565,334
Merrill Lynch
   11-30-99                                                             5.31               700,000                    696,811
   01-31-00                                                             6.09               500,000                    492,250
Morgan Stanley, Dean Witter, Discover & Co
   01-26-00                                                             6.08             2,400,000                  2,364,859
Total                                                                                                               8,582,480

Communications equipment & services (1.2%)
BellSouth Capital Funding
   11-12-99                                                             5.29               700,000(b)                 698,665

Energy (3.9%)
Petrofina (Delaware)
   11-09-99                                                             5.34             2,300,000                  2,296,595

Financial services (18.6%)
Associates First Capital
   12-02-99                                                             5.33             2,500,000                  2,487,854
CIT Group Holdings
   12-16-99                                                             5.37             2,100,000                  2,085,387
Delaware Funding
   11-09-99                                                             5.33             1,200,000(b)               1,198,227
GMAC
   11-29-99                                                             5.34             2,400,000                  2,389,360
Paccar Financial
   11-18-99                                                             5.30             2,200,000                  2,193,858
Variable Funding Capital
   11-10-99                                                             5.38               700,000(b)                 698,851
Total                                                                                                              11,053,537

Household products (4.0%)
Procter & Gamble
   11-22-99                                                             5.32             2,400,000                  2,391,873

Insurance (5.7%)
American General
   11-12-99                                                             5.33             1,400,000                  1,397,310
Pacific Life Insurance
   11-24-99                                                             5.32             2,000,000                  1,992,639
Total                                                                                                               3,389,949

Miscellaneous (2.9%)
Thames Asset Global
   11-01-99                                                             5.40             1,700,000(b)               1,699,490

Retail (4.7%)
Wal-Mart Stores
   11-30-99                                                             5.34             2,800,000(b)               2,787,173

Utilities -- electric (6.7%)
Natl Rural Utilities
   12-06-99                                                             5.36             2,400,000                  2,386,852
UBS Finance (Delaware)
   12-06-99                                                             5.34             1,600,000                  1,591,219
Total                                                                                                               3,978,071

Total commercial paper
(Cost: $52,984,512)                                                                                               $52,984,512


Letter of credit (3.3%)

Issuer                                                               Annualized           Amount                     Value(a)
                                                                   yield on date        payable at
                                                                   of purchase           maturity

Letter of credit (3.3%)
Bank of America-
AES Hawaii
   12-17-99                                                             5.32%           $2,000,000                 $1,985,813

Total letter of credit
(Cost: $1,985,813)                                                                                                 $1,985,813
Total investments in securities
(Cost: $59,547,908)(c)                                                                                            $59,547,908

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Also represents the cost of securities for federal income tax purposes at Oct. 31, 1999.

                                           AMERICAN EXPRESS
                                           Financial Advisors

IDS Life Series Fund, Inc.
IDS Tower 10
Minneapolis, MN 55440-0010



                                                              S-6192 N (12/99)